N-2	Jul. 30, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001969180
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	COLLER SECONDARIES PRIVATE EQUITY OPPORTUNITIES FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class I Shares	Class D Shares	Class I-2 Shares
Maximum Sales Load (as a percentage of purchase amount)(1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(2)	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class I Shares	Class D Shares	Class I-2 Shares
Advisory Fee(3)	1.65%	1.65%	1.65%
Other Expenses(4)	0.92%	0.92%	0.92%
Distribution and Servicing Fee	0.00%	0.85%	0.25%
Acquired Fund Fees and Expenses(5)	0.74%	0.74%	0.74%
Interest Payments on Borrowed Funds(6)	0.20%	0.20%	0.20%
Total Annual Expenses	3.51%	4.36%	3.76%
Fee Waiver and/or Expense Reimbursement(7)(3)	(2.07)%	(2.07)%	(2.07)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	1.44%	2.29%	1.69%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following examples are intended to help you compare the cost of investing in C-SPEF with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year example and the first year of the three-, five- and ten-year examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of C-SPEF.

Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$15	$88	$164	$365
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$23	$113	$205	$438
You would pay the following expenses on a $1,000 Class I-2 Shares investment, assuming a 5% annual return:	$17	$96	$176	$387

Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000,000 Class I Shares investment, assuming a 5% annual return:	$14,656	$88,443	$164,444	$364,581
You would pay the following expenses on a $50,000 Class D Shares investment, assuming a 5% annual return:	$1,161	$5,667	$10,232	$21,902
You would pay the following expenses on a $50,000 Class I-2 Shares investment, assuming a 5% annual return:	$859	$4,792	$8,823	$19,346

The Examples above are based on the annual fees and expenses set forth on the table above. They should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and C-SPEF’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by C-SPEF.

Purpose of Fee Table , Note [Text Block]	The fee table below is intended to assist Shareholders in understanding the various costs and expenses that C-SPEF expects to incur, and that Shareholders can expect to bear, by investing in C-SPEF. This fee table is based on estimated expenses of C-SPEF for the fiscal year ending March 31, and assumes that C-SPEF has net assets of $500 million as of such date. C-SPEF’s actual expenses may vary from the estimated expenses shown in the table below.
Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Transaction Fees, Note [Text Block]	A 2.00% Early Repurchase Fee payable to C-SPEF may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in – first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of C-SPEF and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by C-SPEF for the benefit of the remaining Shareholders.
Other Transaction Fees Basis, Note [Text Block]	as a percentage of repurchased amount
Other Expenses, Note [Text Block]	The Other Expenses include, among other things, professional fees and other expenses that C-SPEF will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the fiscal year ending March 31, 2025.
Management Fee not based on Net Assets, Note [Text Block]	In consideration of the advisory services provided by the Adviser, C-SPEF pays the Adviser a monthly Advisory Fee at an annual rate of 1.65% based on the greater of (i) C-SPEF’s net asset value and (ii) C-SPEF’s net asset value less cash and cash equivalents plus the total of all commitments made by C-SPEF that have not yet been drawn for investment. The Advisory Fee will be computed as of the last day of each month, and will be due and payable quarterly in arrears within five business days after the completion of the net asset value computation for each quarter. In no event will the Advisory Fee exceed 2.00% as a percentage of C-SPEF’s net asset value. For the purposes of calculating the Advisory Fee, a “commitment” is defined as a contractual obligation to acquire an interest in, or provide the total commitment amount over time to, a Portfolio Fund, when called by the Portfolio Fund. Investors are advised that the actual amount of unfunded commitments will be disclosed in C-SPEF’s published financial statements. Pursuant tp the Advisory Fee Waiver, the Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.00% until the first anniversary of C-SPEF’s Commencement of Operations. The reduction of the Advisory Fee under the Advisory Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which C-SPEF intends to invest. Some or all of the Portfolio Funds in which C-SPEF intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which C-SPEF intends to invest generally charge a management fee of 1.50% to 2.50%, and generally charge between 20% and 30% of net profits as a carried interest allocation, subject to a clawback. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The Acquired Fund Fees and Expenses are based on estimated amounts for the fiscal year ending March 31, 2025.
Acquired Fund Fees Estimated, Note [Text Block]	The Acquired Fund Fees and Expenses are based on estimated amounts for the fiscal year ending March 31, 2025.
Acquired Fund Incentive Allocation, Note [Text Block]	The Portfolio Funds in which C-SPEF intends to invest generally charge a management fee of 1.50% to 2.50%, and generally charge between 20% and 30% of net profits as a carried interest allocation, subject to a clawback.
Incentive Allocation Minimum [Percent]	20.00%
Incentive Allocation Maximum [Percent]	30.00%
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy

C-SPEF’s investment objective is to seek to provide long-term capital appreciation. C-SPEF’s investment objective and strategies are non-fundamental and may be changed without Shareholder approval. For a complete description of C-SPEF’s fundamental policies, see “Fundamental Policies” and “Other Fundamental Policies” in the Statement of Additional Information. In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of Private Equity Investments. C-SPEF and the Adviser do not guarantee any level of return or risk on investments and there can be no assurance that C-SPEF’s investment objective will be achieved or that C-SPEF’s investment program will be successful.

Under normal circumstances, C-SPEF invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Private Equity Investments acquired through Secondary Transactions. This test is applied at the time of investment; later percentage changes caused by a change in the value of C-SPEF’s assets, including as a result in the change in the value of C-SPEF’s investments or due to the issuance or repurchase of Shares, will not require C-SPEF to dispose of an investment. The 80% policy may be changed by C-SPEF’s Board, upon 60 days’ prior written notice to Shareholders.

The Adviser manages C-SPEF’s asset allocation and Private Equity Investment decisions with a view towards managing liquidity and maintaining a high level of investment in private markets. C-SPEF’s asset allocation and amount of Private Equity Investments may be based, in part, on anticipated future distributions from Private Equity Investments. The Adviser may also take other anticipated cash flows into account, such as those relating to new subscriptions into C-SPEF, the repurchase of Shares through periodic tenders by Shareholders and any distributions made to Shareholders. To forecast portfolio cash flows, the Adviser utilizes quantitative and qualitative factors, including historical private equity data, actual portfolio observations and qualitative forecasts by the Adviser.

C-SPEF may establish a credit line to borrow money for a range of purposes, including to provide liquidity for capital calls by Portfolio Funds, to satisfy tender requests, to manage timing issues in connection with the inflows of additional capital and the acquisition of Fund investments and to otherwise satisfy Fund obligations. There is no assurance, however, that C-SPEF will be able to enter into a credit line or that it will be able to repay in a timely fashion any borrowings under such credit line, which may result in C-SPEF incurring leverage on its portfolio investments from time to time. C-SPEF is permitted to borrow money or issue debt securities in an amount up to 33 1/3% of its total assets in accordance with the 1940 Act. The Board may modify the borrowing policies of C-SPEF, including the purposes for which borrowings may be made, and the length of time that C-SPEF may hold portfolio securities purchased with borrowed money. The rights of any lenders to C-SPEF to receive payments of interest or repayments of principal will be senior to those of the Shareholders and the terms of any borrowings may contain provisions that limit certain activities of C-SPEF. C-SPEF also may borrow money from banks or other lenders for temporary purposes in an amount not to exceed 5% of C-SPEF’s assets. Such temporary borrowings are not subject to the asset coverage requirements discussed above.

In June 2024, C-SPEF entered into the Credit Agreement with Royal Bank of Canada, which permits borrowings of up to $60,000,000. The Credit Agreement is secured by certain C-SPEF collateral, and certain direct or indirect wholly-owned subsidiaries of C-SPEF may act as guarantors under the Credit Agreement. The interest rate on borrowings under the Credit Agreement is the applicable benchmark rate plus 1.85%.

C-SPEF may have exposure to companies and funds that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions, including emerging market countries. C-SPEF may also invest in debt issued by private companies, which may be rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. To manage the liquidity of its investment portfolio, C-SPEF also invests a portion of its assets in a portfolio of Liquid Assets. To enhance C-SPEF’s liquidity, particularly in times of possible net outflows through the repurchase of Shares by periodic tender offers to Shareholders, C-SPEF may sell certain of its assets. C-SPEF seeks to hold an amount of Liquid Assets and other liquid investments consistent with prudent liquidity management. During normal market conditions, it is generally not expected that C-SPEF will hold more than 20% of its net assets in Liquid Assets for extended periods of time. For temporary defensive purposes, liquidity management or in connection with implementing changes in the asset allocation, C-SPEF may hold a substantially higher amount of Liquid Assets and other liquid investments.

C-SPEF may make investments directly or indirectly through one or more wholly-owned Subsidiaries. C-SPEF may form a Subsidiary in order to pursue its investment objective and strategies in a potentially tax-efficient manner or for the purpose of facilitating its use of permitted borrowings. Except as otherwise provided, references to C-SPEF’s investments also will refer to any Subsidiary’s investments. In determining which investments should be bought and sold for a Subsidiary, the Adviser will treat the assets of the Subsidiary as if the assets were held directly by C-SPEF. The financial statements of each Subsidiary will be consolidated with those of C-SPEF.

If C-SPEF uses one or more Subsidiaries to make investments they will bear their respective organizational and operating fees, costs, expenses and liabilities and, as a result, C-SPEF will indirectly bear these fees, costs, expenses and liabilities. As the Subsidiaries are wholly owned, they have the same investment strategies as C-SPEF. In addition, the Subsidiaries are consolidated subsidiaries of C-SPEF and C-SPEF complies with the provisions of the 1940 Act governing capital structure and leverage on an aggregate basis with the Subsidiaries. The Adviser serves as investment adviser to each Subsidiary. The Subsidiaries comply with the provisions relating to affiliated transactions and custody of the 1940 Act. State Street Bank and Trust Company serves as the custodian to the Subsidiaries. C-SPEF does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned by C-SPEF.

The Adviser will seek to construct a portfolio with exposure across different global geographies, managers, vintage year exposures, and industry sectors. In the view of the Adviser, it is critical that an investor partner with a team that has long standing relationships with successful sponsors, a due diligence process to identify successful or promising emerging managers, and the selectivity and discipline to rule out those groups that fail or cease to be successful. The Adviser seeks to partner with private equity sponsors that the Adviser believes have the ability to achieve top quartile returns on their investments, as reported in third-party benchmarks. Performance of private equity investments has been correlated with factors such as an investment team’s level of access to investment opportunities, strength of relationships with entrepreneurs and management teams, and first-hand operating experience in building and strengthening businesses. The Adviser believes that the dispersion of private equity returns makes critical the investment selection and access to managers that the Adviser believes had the potential to perform strongly.

The Adviser seeks to add value to private equity funds in a variety of ways, including acting as lead investor in the negotiation of terms and conditions, serving on advisory boards, and maintaining a dialogue with fund sponsors regarding their strategies and investment decisions. This value added approach is intended to align the interests of C-SPEF with those of underlying fund sponsors and managers, to encourage such sponsors and managers to engage in early discussions with the Adviser about new fundraising activities, and, importantly, to generate investment opportunities for Secondary Transactions. In addition, the Adviser will utilize bottom-up due diligence processes to evaluate each investment, including, but not limited to, conversations with the sponsor, detailed historical track record evaluation, peer and investor references, and other quantitative and qualitative analyses, as available.

While this Prospectus contains generalized discussions about the Adviser’s current expectations with respect to the make-up of the portfolio of C-SPEF, many factors may contribute to changes in emphasis in the construction of the portfolio, including changes in market or economic conditions or regulations as they affect various industries and sectors and changes in the political or social situations in particular jurisdictions. The Adviser may modify the implementation of C-SPEF’s investment strategies, portfolio allocations, investment processes and investment techniques based on market conditions, changes in personnel, or as the Adviser otherwise deems appropriate.

Investment Strategies

C-SPEF is intended to provide Shareholders with exposure to Private Equity Investments that would otherwise only be available to qualifying institutional or other investors with access to private funds or investments.

Private Equity Strategies

C-SPEF’s Private Equity Investments represent a broad spectrum of types of private equity and/or other private asset strategies (e.g., buyouts, growth investments and special situations) and vintage years (i.e., the year in which a Portfolio Fund begins investing).

Buyout and Growth Equity Strategies. Encompasses buyout and growth investments that provide equity capital to private companies in support of business growth strategies or fundamental value creation and strategic business improvement. Buyout and growth investments may provide equity capital for acquisition transactions (including management buyouts, management buy-ins, leveraged buyouts and consolidations), refinancings and recapitalizations; or provide equity capital to financially or operationally troubled companies. Buyout and growth transactions may involve existing private businesses, “non-core” divisions of larger companies or divisional spin-outs, public companies that are being taken private, operationally or financially distressed turnarounds, and strategic restructurings. C-SPEF’s private equity investments are expected to include a significant allocation to investments in smaller and mid-market transactions.

Special Situations/Other Private Asset Strategies. A broad range of investments including private debt instruments, infrastructure investments and distressed debt/turnarounds make up a portion of the private equity market. C-SPEF’s special situations investments may include senior and/or subordinated debt which is secured and/or unsecured and, potentially as a component of the transaction, preferred or common equity, warrants and other securities offered in connection with such debt. The value drivers and cash flow characteristics of these funds are frequently distinct from those of other private equity investments, complementing a buyout and growth equity portfolio.

Investment Acquisition Strategies

C-SPEF’s investment exposure to the private equity strategies described above is expected to be implemented primarily through Secondary Transactions and may include to a lesser extent Primary Commitments.

Secondary Transactions. The Adviser’s objectives in completing Secondary Transactions will be to (i) achieve attractive returns in view of the risk associated with C-SPEF’s investments (i.e., risk-adjusted returns), (ii) generate liquidity sooner than Private Equity Investments acquired through Primary Commitments, and (iii) mitigate certain risks associated with investing in ‘blind pools’, as the Adviser will typically have certain information relating to all or a portion of the underlying portfolio or company at the time it commits to undertake a Secondary Transaction. The Adviser’s approach to investing through Secondary Transactions is to proactively source opportunities from its network of fund sponsors, investors and intermediaries, but only select those investments where the Adviser has a high degree of conviction that they will provide a return consistent with C-SPEF’s investment objective.

Primary Commitments. Identifying and gaining access to suitable private equity sponsors and building a portfolio with long-term variation across various private assets, geographies, managers, vintage year exposures and industry sectors are critical elements to consistently realizing the return enhancing benefits of private equity. The Adviser may also make primary fund investments through Primary Commitments where a fund has already invested and/or reserved for investment a significant portion of its capital (“seasoned primary fund investments”). Such investments through Primary Commitments may be made strategically for the purpose of, among other potential benefits, maintaining relationships with managers of primary funds and receiving information in respect of, and qualifying as permitted transferees in purchases of interests in, such Portfolio Funds or other funds of such managers or general partners. The selection process for seasoned primary fund investments combines the Adviser’s process for Secondary Transactions with the Adviser’s primary fund due diligence process.

Types of Portfolio Investments

In pursuing C-SPEF’s investment objective, the Adviser will invest in Private Equity Investments, including Portfolio Funds, Direct Investments and Co-Investments, in each case acquired through Secondary Transactions or Primary Commitments. C-SPEF’s allocation among these types of investments may vary from time to time, especially during C-SPEF’s initial period of investment operations.

Portfolio Funds

The Adviser seeks to identify and acquire interests in Portfolio Funds managed by unaffiliated asset managers through Secondary Transactions or Primary Commitments. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors. The Adviser’s objectives in acquiring interests in Portfolio Funds through Secondary Transactions are to (i) achieve attractive returns in view of the risk associated with C-SPEF’s investments (i.e., risk-adjusted returns), (ii) generate liquidity sooner than Portfolio Funds acquired through Primary Commitments, and (iii) mitigate certain risks associated with investing in ‘blind pools’, as the Adviser will typically have certain information relating to all or a portion of the underlying portfolio or company at the time it commits to undertake a Secondary Transaction. The Adviser intends to use its and its affiliates’ extensive portfolios of investments in Portfolio Funds and business relationships with partnership sponsors in order to afford the Adviser key information in assessing the value of Portfolio Funds and the acquisition thereof on behalf of C-SPEF. The Adviser will seek to develop its analysis of

Portfolio Funds using its detailed knowledge of many private equity funds, as well as its relationships with sponsors and intermediaries, and its experience in acquiring such investments through privately negotiated transactions.

Co-Investments and Direct Investments

The Adviser seeks to identify Co-Investments and Direct Investments that it believes could provide attractive risk-adjusted returns. The Adviser is flexible in its approach, actively searching for Co-Investments and Direct Investments across a number of potential sources. In structuring these investments, the Adviser’s objectives will include (i) achieving sufficient alignment of interests between the Adviser, other shareholders and management and (ii) protecting C-SPEF’s rights as an investor with a minority and/or non-controlling interest in a company (i.e., a minority investor).

The Adviser intends to use its, and Coller Capital’s, experience and relationships with sponsors of investment funds, private equity companies, existing investors in such companies, current and former employees of such companies, and Coller Capital’s global network to generate Co-Investments and Direct Investments opportunities. Through relationships with private equity sponsors as well as its extensive due diligence of underlying portfolio companies and other assets, discussed in detail below, the Adviser will seek to select investments that it believes will provide attractive risk-adjusted rates of return. The Adviser will seek to secure Direct Investments opportunities from, and Co-Investments opportunities for C-SPEF alongside, vehicles managed by third-party sponsors through the Adviser’s market research and relationships.

The Adviser will seek to develop investment opportunities using its detailed knowledge of many private equity funds, as well as its relationships with sponsors, company executives and direct discussions with target companies. Coller Capital and its affiliates, including the Adviser, have developed strong reputations as a result of a combination of factors, including their industry knowledge, the immediate availability of capital, their ability to perform due diligence and make a positive or negative investment decision in a timely fashion, and their ongoing involvement with fund sponsors and managers. In addition to providing a source of Investment opportunities, the Adviser’s and its affiliates’ extensive portfolios of investments in private equity funds and global network of business relationships afford the Adviser key information in assessing the value of private equity investments.

Liquid Assets

C-SPEF intends to invest a portion of its assets in a portfolio of Liquid Assets. C-SPEF may invest in investment grade fixed-income securities as well as below investment grade fixed-income securities that are expected to focus on floating rate senior secured loans issued by U.S. and foreign corporations, partnerships and other business entities, including private equity backed companies. C-SPEF considers debt securities to be below investment grade if, at the time of investment, they are rated below the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Adviser to be of comparable quality. Such debt securities are commonly referred to as “high yield” or “junk” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due.

There can be no assurance that C-SPEF will be able to implement its investment strategy or achieve its investment objective.

Risk Factors [Table Text Block]

Risks

AN INVESTMENT IN C-SPEF INVOLVES A HIGH DEGREE OF RISK AND THEREFORE SHOULD ONLY BE UNDERTAKEN BY ACCREDITED INVESTORS WHOSE FINANCIAL RESOURCES ARE SUFFICIENT TO ENABLE THEM TO ASSUME THESE RISKS AND TO BEAR THE LOSS OF ALL OR PART OF THEIR INVESTMENT. THE FOLLOWING RISK FACTORS SHOULD BE CONSIDERED CAREFULLY, BUT ARE NOT MEANT TO BE AN EXHAUSTIVE LISTING OF ALL OF THE POTENTIAL RISKS ASSOCIATED WITH AN INVESTMENT IN C-SPEF. INVESTORS SHOULD CONSULT WITH THEIR OWN FINANCIAL, LEGAL, INVESTMENT AND TAX ADVISERS PRIOR TO INVESTING IN C-SPEF.

Investment in C-SPEF is suitable only for those persons who have such knowledge and experience in financial and business matters that they are capable of evaluating the merits and risks of their proposed investment, who can afford to bear the economic risk of their investment, who are able to withstand a total loss of their investment and who have no need for liquidity in their investment and no need to dispose of their Shares to satisfy current financial needs and contingencies or existing or contemplated undertakings or indebtedness. Potential investors with questions as to the suitability of an investment in C-SPEF should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in C-SPEF in light of their own circumstances and financial condition.

C-SPEF’s investment program is speculative and entails substantial risks. In considering participation in C-SPEF, prospective investors should be aware of certain risk factors, which include the following:

General Risks of Investing in C-SPEF

General Investment Risks

There is no assurance that the investments held by C-SPEF will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that C-SPEF will achieve its investment objective. An investment in C-SPEF is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for C-SPEF will be achieved.

Market and Economic Risk

Investments made by C-SPEF may be materially affected by market, economic and political conditions in the United States and in the non-U.S. jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of C-SPEF’s investments and reduce the ability of C-SPEF to make new investments.

Lack of Operating History

C-SPEF is a newly organized, non-diversified, closed-end management investment company with no operating history. While members of the Adviser who will be active in managing C-SPEF’s investments have substantial experience in Private Equity Investments, C-SPEF was recently formed, does not yet have any operating history and has not made any investments.

Conflicts of Interests

An investment in C-SPEF is subject to a number of actual or potential conflicts of interests. For example, the Adviser provides services to C-SPEF for which C-SPEF compensates it. As a result, the Adviser faces conflicts of interests when balancing its responsibility to act in the best interests of C-SPEF, on the one hand, and any benefit, monetary or otherwise, that could result to it or its affiliates from the operation of C-SPEF, on the other hand. For example, the Adviser may render in the future services to others, including by performing a variety of functions unrelated to the management of C-SPEF and the selection, acquisition, management and disposition of C-SPEF’s investments. The officers and employees of the Adviser are not required to devote all or any specific portion of their working time to the affairs of C-SPEF and actual or potential conflicts of interest arise in allocating management time, services or functions among such clients, including clients that may have the same or similar type of investment strategy as C-SPEF’s. The Adviser and/or its affiliates also face conflicts of interests in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of C-SPEF. In addition, affiliates of the Adviser provide a broad range of services and products to their clients. In certain circumstances, by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict C-SPEF and/or benefit these affiliates and may result in C-SPEF forgoing certain investments that it would otherwise make. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for C-SPEF.

In addition, the Adviser has received an exemptive order from the SEC that permits C-SPEF to co-invest alongside certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates in privately negotiated transactions, subject to certain terms and conditions. These co-investment transactions may give rise to conflicts of interests or perceived conflicts of interests among C-SPEF and the participating affiliates. See “Conflicts of Interests” below.

Management Risk

C-SPEF is subject to management risk because it is an actively managed investment portfolio. C-SPEF’s ability to achieve its investment objective depends upon the Adviser’s skill in determining C-SPEF’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for C-SPEF, but there can be no guarantee that these will produce the desired results. C-SPEF may be subject to a relatively high level of management risk because C-SPEF invests in Private Equity Investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. C-SPEF’s allocation of its investments across Portfolio Funds, Co-Investments, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in C-SPEF, as well as the overall risk profile of C-SPEF’s portfolio, may vary over time. It is possible that C-SPEF will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on the Adviser and Key Personnel

C-SPEF does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser and its affiliates currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage C-SPEF’s investments. The Adviser will evaluate, negotiate, structure, close and monitor C-SPEF’s investments in accordance with the terms of the Investment Advisory Agreement. C-SPEF’s future success will depend to a significant extent on the continued service and coordination of the senior investment professionals. The departure of any key personnel, including the Investment Committee members, portfolio managers, or of a significant number of the investment professionals of the Adviser, could have a material adverse effect on C-SPEF’s business, financial condition or results of operations. C-SPEF can offer no assurance that the investment professionals, resources, relationships and expertise of Coller Capital will be available for every transaction.

In addition, C-SPEF cannot assure investors that the Adviser will remain C-SPEF’s investment adviser. C-SPEF may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on C-SPEF’s financial conditions, results of operations and cash flow.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares

C-SPEF is designed primarily for long-term investors. An investment in C-SPEF, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and C-SPEF does not expect any secondary market to develop for the Shares in the foreseeable future. C-SPEF’s Private Equity Investments will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and C-SPEF should not be treated as a trading vehicle.

Risks related to Repurchases of Shares

Although the Board may, in its sole discretion, cause C-SPEF to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of C-SPEF’s net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that C-SPEF may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of C-SPEF investments or if the Shareholders request C-SPEF to repurchase more Shares than C-SPEF is then offering to repurchase. In addition, substantial requests for C-SPEF to repurchase Shares could require C-SPEF to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that C-SPEF will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that C-SPEF conducts its first repurchase offer following the third full quarter of Fund operations (or such earlier or later date as the Board may determine).

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from C-SPEF. Shareholders whose Shares are accepted for repurchase bear the risk that C-SPEF’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that C-SPEF repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by C-SPEF for purposes of effecting such repurchases. See “Repurchase of Shares.”

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in C-SPEF is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of C-SPEF. Additionally, because Shares are not listed on any securities exchange, C-SPEF is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of 1940 Act.

Distributions in Kind

C-SPEF generally expects to distribute cash to the holder of Shares that are repurchased in satisfaction of such repurchase. See “Repurchases of Shares—Periodic Repurchases.” However, there can be no assurance that C-SPEF will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. C-SPEF has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on C-SPEF. For example, it is possible that C-SPEF may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of C-SPEF, which may include a distribution in kind to Shareholders. In the event that C-SPEF makes such a distribution of securities, there can be no assurance that any Shareholder would be able to readily dispose of such securities or dispose of them at the value determined by the Adviser.

Confidential Information

C-SPEF will likely have access to or acquire confidential or material non-public information relating to its investments. C-SPEF will likely limit the information reported to its investors with respect to such investments. The Adviser may from time to time come into possession of information about certain markets and investments, some of which is material, non-public or confidential information of particular issuers or the securities of such issuers, which, at times, will limit the Adviser’s ability to dispose of or retain or increase interests in investments held by C-SPEF or acquire certain investments on behalf of C-SPEF until the information has been publicly disclosed or is no longer deemed material.

Restrictions on Transfers

Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to C-SPEF of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by C-SPEF with respect to investor eligibility and suitability.

Non-Diversified Status

C-SPEF is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like C-SPEF, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon C-SPEF.

Valuation Risk

C-SPEF is subject to valuation risk, which is the risk that one or more of the securities in which C-SPEF invests are valued at prices that C-SPEF is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of C-SPEF’s assets are expected to consist of Portfolio Funds and Co-Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by C-SPEF at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to C-SPEF. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that C-SPEF might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which C-SPEF’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by C-SPEF. In addition, the timing of liquidations may also affect the values obtained on liquidation.

C-SPEF will invest a significant amount of its assets in Private Equity Investments for which no public market exists. There can be no guarantee that C-SPEF’s investments could ultimately be realized at C-SPEF’s valuation of such investments. In addition, C-SPEF’s compliance with the asset diversification tests under the Code depends on the fair market values of C-SPEF’s assets, and, accordingly, a challenge to the valuations ascribed by C-SPEF could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

C-SPEF’s net asset value is a critical component in several operational matters including computation of the Advisory Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of C-SPEF’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in C-SPEF. It is expected that C-SPEF will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on C-SPEF’s most recent net asset value, which will be calculated for the last business day of the preceding month (i.e., one business day prior to date on which C-SPEF will accept purchases). For more information regarding C-SPEF’s subscription process, see “Purchasing Shares.”

The Adviser generally expects to receive information for C-SPEF’s investments in Private Equity Investments, including Portfolio Funds, Direct Investments and Co-Investments, on which it will base C-SPEF’s net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, C-SPEF’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. C-SPEF may need to liquidate certain investments, including its investments in Private Equity Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of C-SPEF’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of C-SPEF’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of C-SPEF’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of C-SPEF’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding C-SPEF’s calculation of its net asset value, see “Net Asset Valuation.”

Amounts and Frequency of Distributions

The amounts of distributions that C-SPEF may pay are uncertain. C-SPEF expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, C-SPEF cannot assure Shareholders that C-SPEF will achieve investment results that will allow C-SPEF to make a specified level of cash distributions or year-to-year increases in cash distributions. C-SPEF’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on C-SPEF’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Effect of Additional Subscriptions

C-SPEF intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interests of existing Shareholders in C-SPEF. Additional subscriptions will also dilute the indirect interests of existing Shareholders in C-SPEF investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in C-SPEF if subsequent Fund investments underperform the prior investments.

Access to Investor Data

The Adviser, the auditors, the custodian and the other service providers to C-SPEF may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with C-SPEF and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by C-SPEF’s other service providers and their agents, delegates, sub-delegates and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.

Allocation of Investment Opportunities

The Adviser and its affiliates are investment advisers to various clients for whom they make Private Equity Investments of the same type as C-SPEF. The Adviser and its affiliates also may agree to act as investment adviser to additional clients that make Private Equity Investments of the same type as C-SPEF. In addition, the Adviser will be permitted to organize other pooled investment vehicles with principal investment objectives similar to, or different from, those of C-SPEF. It is possible that a particular investment opportunity would be a suitable investment for C-SPEF and such clients or pooled investment vehicles.

The Adviser and C-SPEF have received an exemptive order from the SEC that permits C-SPEF to co-invest alongside the Adviser’s affiliates in privately negotiated transactions. Subject to the conditions specified in the exemptive order, C-SPEF is permitted to co-invest with those affiliates in certain negotiated investment opportunities, including investments originated and directly negotiated by the Adviser. If investment opportunities are allocated among C-SPEF and funds managed by Coller Capital, C-SPEF may not be able to structure its investment portfolio in the manner desired. Although the Adviser endeavors to allocate investment opportunities in a fair and equitable manner, C-SPEF is not generally permitted to co-invest in any issuer in which a fund managed by Coller Capital or any of its downstream affiliates (other than C-SPEF and its downstream affiliates) currently has an investment. However, C-SPEF may co-invest with funds managed by Coller Capital or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations, any exemptive relief and its allocation procedures and oversight by Coller Capital’s Allocations Committee, Global Investment Committee and the CIO Office and the Adviser’s and Coller Capital’s legal and compliance functions. See “Conflicts of Interests” below.

Risks of Investing in Private Equity Investments

Risks of Private Equity Strategies

C-SPEF’s investment portfolio will include exposure to private companies for which operating results in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private Equity Investment Risks

Private equity transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout and growth investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Risks Associated with Private Company Investments; Direct Investments

Private companies are generally not subject to reporting requirements of the SEC or other securities regulators, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which C-SPEF invests. There is risk that C-SPEF may invest on the basis of incomplete or inaccurate information, which may adversely affect C-SPEF’s investment performance. Private companies in which C-SPEF may invest, including Direct Investments, may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies, including Direct Investments, are through restricted securities that are not traded in public markets and subject to substantial holding periods, so that C-SPEF may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that C-SPEF will be able to realize the value of private company investments in a timely manner.

Risks of Private Equity Investments

Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.

Companies in which C-SPEF may invest, either directly or through Portfolio Funds, may face significant fluctuations in operating results, may need to engage in acquisitions or divestitures of assets in order to compete successfully or survive financially, may be operating at a loss, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital (which may be difficult to raise) to support their operations, to finance expansion or to maintain their competitive position, or otherwise may have a weak financial condition.

Companies in C-SPEF may invest, either directly or through Portfolio Funds, may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. As a result, these companies may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities.

Companies in which C-SPEF may invest, either directly or through Portfolio Funds, may face intense competition, including competition from companies with far greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a larger number of qualified managerial and technical personnel.

•	Buyout Investment Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.
•	Growth Investment Risks. Growth investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development. Investments in special situations companies can present greater risks than investments in companies not experiencing special situations, and C-SPEF’s performance could be adversely impacted if its investments in such companies decline or fail to appreciate in value.

•	Special Situations Risks. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization, or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject a Portfolio Fund or C-SPEF to certain additional potential liabilities. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments by such companies to us could be required to be returned if any such payment is later determined to have been a fraudulent conveyance or a preferential payment. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

Competition for Access to Private Equity Investments Opportunities

The Adviser and its affiliates seek to maintain excellent relationships with Portfolio Fund Managers with which they have previously invested. However, because of the number of investors seeking to gain access to the top performing investment funds, direct investments, and other vehicles through secondary transactions, there can be no assurance that the Adviser will be able to secure interests on behalf of C-SPEF in all of the investment opportunities that it identifies for C-SPEF, or that the size of the interests available to C-SPEF will be as large as the Adviser would desire. Moreover, as a registered investment company, C-SPEF will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to C-SPEF; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, C-SPEF may not be invested in certain Co-Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with C-SPEF’s investment objective.

In addition, certain provisions of the 1940 Act prohibit C-SPEF from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of C-SPEF. The Adviser and C-SPEF have received an exemptive order from the SEC that permits C-SPEF to engage in certain privately negotiated investments alongside its affiliates. The exemptive order contains certain conditions that may limit or restrict C-SPEF’s ability to participate in such negotiated investments or may require that C-SPEF participate in such negotiated investments to a lesser extent than the Adviser would desire. An inability to receive the desired allocation to potential investments may affect C-SPEF’s ability to achieve the desired investment returns.

Portfolio Fund Risks

C-SPEF’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which C-SPEF invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including C-SPEF. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board can confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

C-SPEF will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by C-SPEF to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if C-SPEF’s overall returns are negative.

Moreover, a Shareholder in C-SPEF will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of C-SPEF. Thus, a Shareholder in C-SPEF may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by C-SPEF to the Adviser and other expenses payable directly by C-SPEF from amounts distributed to C-SPEF by the Portfolio Funds, the returns to a Shareholder in C-SPEF will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of C-SPEF and the Portfolio Funds will generally be paid regardless of whether C-SPEF or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of C-SPEF by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.

There is a risk that C-SPEF may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in C-SPEF’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for C-SPEF if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of C-SPEF to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Co-Investment. In addition, C-SPEF’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause C-SPEF to invest in different Portfolio Funds or Co-Investments than other clients of the Adviser.

If C-SPEF fails to satisfy any capital call by a Portfolio Fund in a timely manner, it will typically be subject to significant penalties, including the complete forfeiture of C-SPEF’s investment in the Portfolio Fund. Any failure by C-SPEF to make timely capital contributions may impair the ability of C-SPEF to pursue its investment program, cause C-SPEF to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of C-SPEF’s investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the fund sponsor, the manager, or a majority in interest (or higher percentage) of a Portfolio Fund’s limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which C-SPEF is invested may result in C-SPEF having distributed to it a portfolio of immature and illiquid securities, or C-SPEF’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of C-SPEF.

Although C-SPEF will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to C-SPEF as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, C-SPEF, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case C-SPEF, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Undrawn commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in C-SPEF making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in C-SPEF at the time of such commitment (i.e., to “over-commit”). To the extent that C-SPEF engages in an “over-commitment” strategy, the risk associated with C-SPEF defaulting on a commitment to a Portfolio Fund will increase. C-SPEF will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.

Portfolio Funds’ Underlying Investments

The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities, they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus C-SPEF, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus C-SPEF, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

C-SPEF will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Risks Associated with Secondary Transactions

C-SPEF will acquire interests in Private Equity Investments through Secondary Transactions with existing investors in such investments (and not from the issuers of such investments). In such instances, as C-SPEF will not be acquiring such interests directly from the issuer, C-SPEF generally will have to accept that it will hold a non-controlling interest and it is generally not expected that C-SPEF will have the opportunity to participate in structuring and/or negotiate the terms of the underlying interests being acquired, other than the purchase price, or other special rights or privileges, including the ability to determine the terms under which such investments will be made. There can be no assurance as to the number of investment opportunities that will be presented to C-SPEF.

In addition, valuation of investments in Private Equity Investments acquired through Secondary Transactions may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that C-SPEF will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of C-SPEF will depend in large part on the acquisition price paid by C-SPEF for its investment in Private Equity Investments acquired through Secondary Transactions, the structure of such acquisitions and the overall success of the Portfolio Fund.

There is significant competition for existing interests in Private Equity Investments. Many institutional investors, including fund-of-funds entities, as well as existing investors of Portfolio Funds may seek to purchase interests in the same Portfolio Fund, Direct Investment or Co-Investment which C-SPEF may also seek to purchase. Over the past several years, an increasing number of investment funds that acquire interests in portfolio funds and co-investments through secondary transactions and other capital pools targeted at the secondaries sector have been formed, and additional capital will likely be directed at this sector in the future. Other investment funds and other institutions currently in existence or organized in the future may adopt C-SPEF’s strategy wholly or in part and compete with C-SPEF. Some of these funds and institutions may have greater access to investment opportunities and greater ability to complete investments than C-SPEF, or may have different return criteria than C-SPEF, any of which could afford them a competitive advantage. Higher valuations and increased liquidity and return of capital in the private equity investments market may result in fewer attractive investment opportunities being available for C-SPEF. Regulatory changes affecting large financial institutions and other potential sellers of investments in the market have been another important aspect of overall conditions in this market, and the future pace and direction of such changes may adversely impact the availability of opportunities to funds such as C-SPEF. While the market as a whole is widely expected to grow, competition from other market participants will limit the number, and possibly the range, of investment opportunities available to C-SPEF. In addition, increasing competition may have unfavorable implications for the pricing and other terms of potential investments. Although the Adviser and/or its affiliates have been successful in sourcing suitable investments in the past, C-SPEF may be unable to find a sufficient number of attractive opportunities to implement its investment strategy or achieve its investment objectives.

In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Portfolio Fund Managers also may be partial to Portfolio Funds interests being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for C-SPEF. No assurance can be given that C-SPEF will be able to identify existing interests in Private Equity Investments that satisfy C-SPEF’s investment objective or, if C-SPEF is successful in identifying such interests, that C-SPEF will be permitted to acquire, or to acquire in the amounts desired, such interests through Secondary Transactions.

At times, C-SPEF may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for C-SPEF to carve out from such purchases those Portfolio Funds and/or Co-Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.

In the cases where C-SPEF acquires an interest in a Portfolio Fund through a Secondary Transaction, C-SPEF may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, C-SPEF (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While C-SPEF may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that C-SPEF would prevail on such claim.

Regulatory Changes Affecting Private Equity Funds

Legal, tax and regulatory changes could occur that may adversely affect or impact C-SPEF at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and in non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Portfolio Funds; the Portfolio Fund Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Portfolio Fund’s ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund’s performance, and thus on C-SPEF’s performance.

In-Kind Distributions from Portfolio Funds

C-SPEF may receive in-kind distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to C-SPEF will be readily marketable or saleable, and C-SPEF may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities.

Co-Investments Risks

C-SPEF’s investment portfolio will include Co-Investments. C-SPEF’s ability to realize a profit on such Co-Investments will be particularly reliant on the expertise of the lead investor in the transaction. Many entities compete with C-SPEF in pursuing Co-Investments. Accordingly, there can be no assurance that C-SPEF will be given Co-Investments opportunities, or that any specific Co-Investment offered to C-SPEF would be appropriate or attractive to C-SPEF in the Adviser’s judgment. The market for Co-Investments opportunities is competitive and may be limited, and the Co-Investments opportunities to which C-SPEF wishes to allocate assets may not be available at any given time. Competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than C-SPEF. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on C-SPEF. As a result of this competition and regulatory restrictions, C-SPEF may not be able to pursue attractive Co-Investments opportunities from time to time.

In addition, due diligence will be conducted on Co-Investments opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such Co-Investments. C-SPEF generally will rely on the Portfolio Fund Manager or sponsor offering such Co-Investments opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the Co-Investment.

C-SPEF’s ability to dispose of Co-Investments may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for C-SPEF to sell such investment. Co-Investments may be heavily negotiated and, therefore, C-SPEF may incur additional legal and transaction costs in connection therewith.

Risks Associated with Direct Investing Alongside Other Parties

Direct investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors, including the possibilities that (i) another investor’s interests or the interests of the manager of the vehicle through which such investor is making a co-

investment are inconsistent with those of C-SPEF or (ii) another investor or the manager of the vehicle through which such investor is making a co-investment may be able to take actions contrary to C-SPEF’s investment policies or may become bankrupt or otherwise default on its obligation.

In addition, in order to take advantage of Co-Investments opportunities as a co-investor, C-SPEF generally will have to accept that it will hold a non-controlling interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private equity fund offering the Co-Investment, on a co-investor basis, to C-SPEF. In this event, C-SPEF would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and C-SPEF’s investment in it. C-SPEF may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.

In addition, C-SPEF may in certain circumstances be liable for the actions of its third-party co-venturers. Co-Investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to C-SPEF or that such rights will provide sufficient protection to C-SPEF’s interests.

Loans to Private Companies. C-SPEF may invest in loans to private and middle market companies, including:

•	Mezzanine Securities. C-SPEF may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
•	First and Second Lien Senior Secured Loans. C-SPEF may invest in first or second lien financings where different lenders have liens on the same collateral. Pursuant to an intercreditor agreement, the two lender groups agree that the first lien lenders have a senior priority lien and therefore recover first on the value of the collateral. There may be little or no collateral for the second lien holders.
•	Second Lien Loans Risk. C-SPEF may invest in second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”). Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. Second Lien Loans share the same risks as other below investment grade securities.
•	Subordinated Debt. C-SPEF may invest in a subordinated debt financing where there are two separate groups of lenders. The junior lenders contractually subordinate their loans and agree not to receive payment on their loans until the senior debt is repaid. There may be little or no collateral left for the subordinated debt holders after the senior debt is paid.
•	Senior Loan Risk. C-SPEF may invest in senior floating rate and fixed rate loans or debt (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. C-SPEF’s investments in

Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.

There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting C-SPEF’s investments, and the Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, C-SPEF is particularly dependent on the analytical ability of the Adviser.

C-SPEF may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to C-SPEF, and such defaults could reduce C-SPEF’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

No active trading market may exist for certain Senior Loans, which may impair the ability of C-SPEF to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that C-SPEF may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.

Although the Senior Loans in which C-SPEF may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, C-SPEF could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, C-SPEF will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including C-SPEF. Such court action could under certain circumstances include invalidation of Senior Loans.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by C-SPEF may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If C-SPEF attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price C-SPEF could receive for the Senior Loan may be adversely affected.

C-SPEF may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, C-SPEF may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, C-SPEF generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower and C-SPEF may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, C-SPEF will be exposed to the credit risk of both the borrower and the institution selling the participation.

C-SPEF’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, C-SPEF may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

•	Unitranche Debt. C-SPEF may invest in unitranche financing. This is a unique debt structure that involves a single layer of senior secured debt, without a separate subordinated debt financing. Unitranche financing combines multiple debt tranches into a single financing. Unlike the traditional senior/subordinated debt structures, a unitranche financing has a single credit agreement and security agreement, signed by all of the lenders and the borrower. In a classic unitranche structure, the single credit agreement provides for a single tranche of term loans with the borrower paying a single interest rate to all lenders. The interest rate is a “blended” rate which is often higher than, or about the same as, the interest rate of traditional senior debt, but lower than the interest rate for traditional second lien or subordinated debt. Unitranche structures are growing more complicated and some provide for multiple tranches of term loans and a revolving loan facility, and even multiple, separate unitranche facilities. In some unitranche deals with multiple tranches of term loans, the tranches represent the first out and last out tranches and include separate pricing for the tranches on the face of the credit agreement. Some of these multi-tranche deals also provide for voting rules by tranche on the face of the credit agreement. In a classic unitranche structure, pricing and voting arrangements among the lenders are dealt with in the AAL. The “first out” tranche may take some or all of the collateral leaving little or none for the other tranches.

Investments in such loans to private and middle market companies involve a number of risks:

•	these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as C-SPEF dependent on any guarantees or collateral they may have obtained;
•	these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’’ actions and market conditions, as well as general economic downturns;
•	there may not be much information publicly available about these companies, and such information may not be reliable; and
•	these companies are more likely to depend on the leadership and management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’’ ability to meet their obligations.

Private Credit Investments

C-SPEF may invest in the debt securities and other yield-oriented investments issued by private companies acquired in privately negotiated transactions and/or in connection with a restructuring transaction. Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that C-SPEF may not be able to resell some of its holdings for extended periods, which may be several years. C-SPEF’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that C-SPEF will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Fixed-Income Securities Risks

Fixed-income securities in which C-SPEF may invest are generally subject to the following risks:

Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. There is a risk that interest rates will rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of C-SPEF’s investments will not affect interest income derived from instruments already owned by C-SPEF, but will be reflected in C-SPEF’s net asset value. C-SPEF may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of C-SPEF to the extent that it invests in floating rate debt securities.

C-SPEF may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent C-SPEF holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of C-SPEF’s Shares.

Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk. Credit risk is the risk that one or more fixed-income securities in C-SPEF’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent C-SPEF invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent C-SPEF uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Prepayment or “Call” Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing C-SPEF to reinvest in lower yielding securities, resulting in a possible decline in C-SPEF’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by C-SPEF, prepayment risk may be increased.

Reinvestment Risk. Reinvestment risk is the risk that income from C-SPEF’s portfolio will decline if C-SPEF invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below C-SPEF portfolio’s current earnings rate.

Duration and Maturity Risk. C-SPEF has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in C-SPEF’s portfolio, the more exposure C-SPEF will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Other Investment Risks

Risks of Holding Cash, Money Market Instruments and Other Short-Term Investments

C-SPEF will, at times, including for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, hold assets in cash, money market instruments and other short-term investments that may be inconsistent with its principal investment strategies and that may hurt C-SPEF’s performance. C-SPEF may also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. These positions may also subject C-SPEF to additional risks and costs.

Non-U.S. Investments Risk

C-SPEF, either directly through Co-Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of C-SPEF or client portfolio), and the application of complex U.S. and non-U.S. tax rules to cross-border investments. The foregoing factors may increase transaction costs and adversely affect the value of C-SPEF’s portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (i) economic dislocations in the host country; (ii) less publicly available information; (iii) less well-developed regulatory institutions; (iv) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction, (v) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, (vi) greater volatility, (vii) higher transaction and custody costs and (viii) the possible imposition of foreign taxes on income and gains recognized with respect to such securities. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. The growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by C-SPEF.

In addition, certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.

Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate C-SPEF’s ability to purchase or sell securities, negatively impact the value or liquidity of   C-SPEF’s investments, significantly delay or prevent the settlement of C-SPEF’s securities transactions, force C-SPEF to sell or otherwise dispose of investments at inopportune times or prices, or impair C-SPEF’s ability to meet its investment objective or invest in accordance with its investment strategies.

Investments in Emerging Markets Risk.

C-SPEF, either directly through Co-Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit C-SPEF’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property such as less stringent requirements regarding accounting, auditing, financial reporting and record keeping. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, C-SPEF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of C-SPEF. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by a domiciliary of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that C-SPEF could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit C-SPEF’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for C-SPEF.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because C-SPEF will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

C-SPEF would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk

C-SPEF may invest in or have exposure to securities denominated in, quoted in, or inherently exposed to currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of securities held by C-SPEF and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that C-SPEF’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for C-SPEF to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In certain cases, C-SPEF may not have sufficient information about the underlying currency exposure of Portfolio Funds to undertake currency hedging. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Below Investment Grade Securities Risk

C-SPEF may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for C-SPEF to sell certain securities or could result in lower prices than those used in calculating C-SPEF’s net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in C-SPEF, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers. Each of these factors might negatively impact the high yield securities held by C-SPEF.

The ratings of Moody’s Investors Service, Inc., S&P Global Inc., Fitch Ratings and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that C-SPEF invests in lower grade securities that have not been rated by a rating agency, C-SPEF’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when C-SPEF invests in rated securities.

C-SPEF may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.

Leverage Utilized by C-SPEF

C-SPEF may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide C-SPEF with liquidity. Specifically, C-SPEF may borrow money through a credit facility or other arrangements to fund investments in Private Equity Investments up to the limits prescribed by the 1940 Act. C-SPEF may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide C-SPEF with temporary liquidity to acquire investments in Private Equity Investments in advance of C-SPEF’s receipt of proceeds from the realization of other Private Equity Investments or additional sales of Shares).

In June 2024, C-SPEF entered into the Credit Agreement with Royal Bank of Canada, which permits borrowings of up to $60,000,000. The Credit Agreement is secured by certain C-SPEF collateral and certain direct or indirect wholly-owned subsiaries of C-SPEF may act as guarantors under the Credit Agreement. The interest rate on borrowings under the Credit Agreement is the applicable benchmark rate plus 1.85%.

The use of leverage is speculative and involves certain risks. Although leverage will increase C-SPEF’s investment return if C-SPEF’s interest in a Private Equity Investment purchased with borrowed funds earns a greater return than the interest expense C-SPEF pays for the use of those funds, leverage magnifies C-SPEF’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than C-SPEF would otherwise have and may be considered a speculative technique. The value of an investment in C-SPEF will be more volatile, and other risks tend to be compounded if and to the extent C-SPEF borrows or uses derivatives or other investments that have embedded leverage. The use of leverage will decrease the return on C-SPEF if C-SPEF fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in C-SPEF, especially in times of a “credit crunch” or during general market turmoil. C-SPEF may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to C-SPEF may terminate or refuse to renew any credit facility into which C-SPEF has entered. If C-SPEF is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress C-SPEF’s returns.

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached. C-SPEF’s borrowings will at all times be subject to the 1940 Act’s asset coverage requirement.

Transition from LIBOR Risk

Although The London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“RFRs”).

It is expected that the financing arrangements entered into by C-SPEF will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is possible that the use of RFRs may have an adverse effect on C-SPEF and therefore investors. For example, the efficacy of the financing arrangements entered into by C-SPEF may be less than expected or desired, which could reduce the returns available to investors. Prospective investors should be aware that C-SPEF is likely to bear higher costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect C-SPEF’s investments (including their volatility, value and liquidity) and, as a result, its performance and/or NAV.

Decision-Making Authority Risk

Shareholders have no authority to make decisions or to exercise business discretion on behalf of C-SPEF, except as set forth in C-SPEF’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of C-SPEF’s investment activities to the Adviser, subject to oversight by the Board.

Recent Markets Fluctuations and Changes

General fluctuations in the market prices of securities may affect the value of C-SPEF’s investments. Instability in the securities markets also may increase the risks inherent in C-SPEF’s investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not C-SPEF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of C-SPEF’s investments may be negatively affected by such events.

The U.S. and other developed economies have recently experienced much higher than normal inflation rates, which have had, and may continue to have (if such conditions persist for longer than expected), negative effects on economies and financial markets, particularly in emerging economies. For example, if Portfolio Funds in which C-SPEF invests are unable to increase their revenue in times of higher inflation, their profitability may be adversely affected. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental and central bank efforts to curb inflation often have negative effects on the level of economic activity. As most central banks are currently engaged in a sustained effort to reduce inflation, it is possible that interest rates will continue to rise (or will remain at higher levels for longer) in various economies where C-SPEF operates, which in conjunction with intensified caution over bank lending in light of the recent events in the banking sector, could lead to further tightening of financing conditions and increased pressure on corporate funding costs. It is likely that profit margins will come under pressure as underlying companies find it more difficult to pass on higher costs of financing, which may lead to increased default rates.

Uncertainty caused by recent bank failures – and general concern regarding the financial health and outlook for other financial institutions, including smaller or regional banks – could have an overall negative effect on banking systems and financial markets generally. The recent developments (including other difficulties currently facing the market, such as higher interest rates and inflation, war in Europe and the energy crisis, the continue reverberations and costs from COVID-19, and geopolitical tensions) may also have other implications for broader economic and monetary policy, including interest rate policy. It is possible that pressure from the markets and regulators may now make banks less likely to risk new lending, which could restrict credit to underlying companies for new purchases or investments in new businesses. If credit is seen to tighten because of fears over banks, central banks may choose to slow down their recent interest rate increases aimed at fighting inflation, or to stop the increases at a lower level than they otherwise would have, causing the outcomes described in the section below.

Public Health Risks

A pandemic, epidemic or other public health crisis, or the threat thereof, may occur from time to time, which could adversely impact C-SPEF or its investments. Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, Ebola, SARS and COVID-19. The COVID-19 pandemic resulted and may in the future result in numerous deaths and the imposition of both local and more widespread quarantine and other measures and restrictions, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale. The COVID-19 pandemic had a material adverse impact on local economies in affected jurisdictions and also on the global economy, as cross-border commercial activity and market sentiment were adversely affected by the pandemic and by government and other measures seeking to contain its spread. It is possible that the COVID-19 pandemic will cause additional severe disruptions in the future.

In addition to these general effects, the operations of C-SPEF and the Adviser could be adversely impacted by pandemics, epidemics or other public health crises, including through the reinstatement of any quarantine measures, business closures and suspensions, travel restrictions and health issues impacting personnel of the Adviser and service providers to C-SPEF. Disruptions to commercial activity relating to the imposition of quarantines, social distancing measures or travel restrictions (or more generally, a failure of containment efforts), as well as the impact of any public health emergency on overall supply and demand, supply chains, economic markets, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity, could adversely impact C-SPEF or its investments. Any such events or effects, which are highly uncertain and unpredictable, could materially and adversely affect C-SPEF’s ability to implement its investment strategy or achieve its investment objectives, and could result in significant losses to C-SPEF.

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars (e.g., the Russia/Ukraine conflict), instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, the events in the banking sector described above, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries (e.g., United States and China trade relations), new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

On February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date of this Memorandum, the countries remain in active armed conflict. The United States, the United Kingdom, several other nations, and the European Union have imposed a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russia-backed separatist regions in Ukraine, Belarus, and certain banks, companies, government officials, and other individuals in Russia and Belarus. This, in turn, led to a wide range of retaliatory measures by Russia and associated actors, some of which have had significant adverse effects on important international energy and other commodity markets. Ongoing global conflict involving or affecting multiple countries globally (including jurisdictions in which the Adviser’s and/or Coller Capital’s operations are based) have had, and are likely to continue to have, a negative impact on the economy and business activity globally (including in countries in which C-SPEF invests), and therefore could adversely affect the performance of C-SPEF’s investments. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to C-SPEF, the performance of its investments and operations, and the ability of C-SPEF to achieve its investment objectives. Similar risks will exist to the extent that any portfolio investments, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Investments by C-SPEF, as well as by the Portfolio Funds in which C-SPEF invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect C-SPEF’s investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of C-SPEF’s portfolio. These factors are outside of C-SPEF’s control and may affect the level and volatility of securities prices and the liquidity and value of C-SPEF’s portfolio investments, and C-SPEF may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.

In addition, the level of investment opportunities may decline from the Adviser’s current expectations, making fewer investment opportunities available to C-SPEF (although, during a time of challenging market conditions, it is possible there could be opportunities to take larger positions in the transactions that do occur). Another possible consequence of a constrained market is that C-SPEF may take a longer than anticipated period to invest capital, as a result of which, at least for some period of time, C-SPEF may be more concentrated in a limited number of investments than expected. Consequently, during this period, the returns realized by C-SPEF (and thus the Shareholders) may be substantially adversely affected by the unfavorable performance of a small number of these investments.

Furthermore, market conditions may unfavorably impact C-SPEF’s ability to secure leverage on terms as favorable as more established borrowers in the market, or to obtain any leverage on commercially feasible terms. To the extent that C-SPEF is able to secure financing for investments, increases in interest rates or in the risk spread demanded by financing sources would make the partial financing of investments with indebtedness more expensive and could limit C-SPEF’s ability to structure and consummate its investments. Although the Adviser believes that the continued unfolding of the credit cycle will result in attractive investment opportunities, it may not be able to manage the timing of C-SPEF’s investments in the most advantageous manner, which could result in depreciation in values. C-SPEF’s investment strategy and the availability of opportunities relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions.

United Kingdom Exit from the European Union

The United Kingdom (“UK”) ceased to be a member of the EU” on January 31, 2020, an event commonly referred to as “Brexit”. The UK left the EU Customs Union and Single Market on December 31, 2020 following the end of the transitional period agreed between the UK and EU. On January 1, 2021, a free trade agreement agreed between the UK and EU (the “FTA”) came into force. Despite the FTA being agreed there is still uncertainty concerning many aspects of the UK’s legal and economic relationship with the EU, including in relation to the provision of cross-border services, and this could cause a period of instability and market volatility, and may adversely impact business and cross-border trade between the EU and the UK. In particular, UK regulated firms in the financial sector may be adversely affected following the transition period because the FTA does not provide for continued access by UK firms to the EU single market. In time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market, however this is not certain. The many and varied potential effects on UK businesses of the consequences of leaving the single market and customs union are currently unclear and may remain so for a considerable period. Furthermore, given the size and global significance of the UK’s economy, there is likely to be a great deal of uncertainty about the effect of the FTA on the day-to-day operations of those businesses that either engage in the trade of goods or provision of services within the EU. This may contribute to currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. It is not possible to ascertain the precise impact that Brexit and the new trading relationship under the FTA may have but any such impact could may have an adverse effect on the UK, the EU and wider global economy and also on the ability of C-SPEF and its investments to execute their respective strategies and to achieve attractive returns.

Global Developments and their Impact on Asian Economies

Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and the each side has engaged or threaten to engage in an escalation of domestic protective measures such as tariff. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.

Cyber Security Risk

As the use of technology has become more prevalent in the course of business, C-SPEF has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to C-SPEF and its investors; and compromises or failures to systems, networks, devices and applications relating to the operations of C-SPEF and its service providers. Cyber security risks may result in financial losses to C-SPEF and its investors; the inability of C-SPEF to transact business with its investors; delays or mistakes in the calculation of the financial data or other materials provided to investors; the inability to process transactions with investors or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. C-SPEF’s service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents), financial intermediaries, entities in which C-SPEF invests and parties with which C-SPEF engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to C-SPEF or its investors. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since C-SPEF does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Tax Considerations for C-SPEF

C-SPEF intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, C-SPEF must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If C-SPEF fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce C-SPEF’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on C-SPEF and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of C-SPEF as a RIC requires that the Adviser obtain information from or about the underlying investments in which C-SPEF is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that C-SPEF qualifies as a RIC under the Code. If C-SPEF does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, C-SPEF risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

If, before the end of any quarter of its taxable year, C-SPEF believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), C-SPEF may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of C-SPEF’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on C-SPEF’s ability to effect a sale of an investment may limit C-SPEF’s use of this cure period. In certain cases, C-SPEF may be afforded a longer cure period under applicable savings provisions, but C-SPEF may be subject to a penalty tax in connection with its use of those savings provisions. If C-SPEF fails to satisfy the Diversification Tests or other RIC requirements, C-SPEF may fail to qualify as a RIC under the Code. If C-SPEF fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company.” In addition, C-SPEF is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If C-SPEF does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax).

C-SPEF may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In order to comply with the RIC rules or for other reasons, C-SPEF may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, C-SPEF may elect to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. tax purposes), and C-SPEF would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. C-SPEF may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.

In addition, C-SPEF may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by C-SPEF. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

C-SPEF may retain some income and capital gains in the future, including for purposes of providing C-SPEF with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, C-SPEF will be liable for the tax on the amount by which C-SPEF does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”

Withholding Risk Applicable to Secondaries Funds

Unless an applicable non-foreign affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the Portfolio Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a secondaries investment fund, C-SPEF may have a withholding obligation with respect to interests C-SPEF purchases in Portfolio Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Portfolio Funds and therefore reduce the number of investment opportunities available to C-SPEF. Additionally, if C-SPEF does not properly withhold from such foreign sellers, the Portfolio Fund would be required to withhold on future distributions to C-SPEF, which would negatively impact C-SPEF’s returns.

Risks Related to Hedging and Derivative Transactions

C-SPEF may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged, long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (v) cause C-SPEF to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (viii) for which the federal income tax treatment may not be clear or may be subject to re-characterization by the IRS.

Tax Laws Subject to Change

It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in C-SPEF will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in C-SPEF. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. C-SPEF’s Declaration of Trust provides that the Trustees will not be liable to C-SPEF or shareholders for monetary damages for breach of fiduciary duty as a trustee to the extent permitted by Delaware law. C-SPEF’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, C-SPEF will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Pursuant to the Declaration of Trust and subject to certain exceptions described therein, C-SPEF will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of C-SPEF and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of C-SPEF and at the request of C-SPEF, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the extent permitted by Delaware law. Notwithstanding the foregoing, C-SPEF will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

C-SPEF will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) C-SPEF determines in good faith that the course of conduct that caused the loss or liability was in the best interest of C-SPEF, (ii) the Indemnitee was acting on behalf of or performing services for C-SPEF, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of C-SPEF, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of C-SPEF and not from the shareholders.

In addition, the Declaration of Trust permits C-SPEF to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (i) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of C-SPEF, (ii) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of C-SPEF acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (iii) upon C-SPEF’s receipt of (A) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by C-SPEF and (B) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by C-SPEF, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met

Regulatory Scrutiny and Reporting

C-SPEF and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future C-SPEF may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to C-SPEF such information as may be required to enable C-SPEF to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that C-SPEF may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Reasonable Best-Efforts Nature of this Offering

This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of C-SPEF’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of C-SPEF’s expenses over a smaller capital base. As a result, C-SPEF may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amounts of Shares that have been authorized and outstanding as of June 30, 2024:

Share Class	Amount Authorized	Amount Outstanding
Class I Shares	Unlimited	65,397,697
Class D Shares	Unlimited	0
Class I-2 Shares	Unlimited	0

General Risks of Investing in C-SPEF [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Investing in C-SPEF

General Investment Risks

There is no assurance that the investments held by C-SPEF will be profitable, that there will be proceeds from such investments available for distribution to Shareholders, or that C-SPEF will achieve its investment objective. An investment in C-SPEF is speculative and involves a high degree of risk. Fund performance may be volatile and a Shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for C-SPEF will be achieved.

Market and Economic Risk

Investments made by C-SPEF may be materially affected by market, economic and political conditions in the United States and in the non-U.S. jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of C-SPEF’s investments and reduce the ability of C-SPEF to make new investments.

Lack of Operating History

C-SPEF is a newly organized, non-diversified, closed-end management investment company with no operating history. While members of the Adviser who will be active in managing C-SPEF’s investments have substantial experience in Private Equity Investments, C-SPEF was recently formed, does not yet have any operating history and has not made any investments.

Conflicts of Interests

An investment in C-SPEF is subject to a number of actual or potential conflicts of interests. For example, the Adviser provides services to C-SPEF for which C-SPEF compensates it. As a result, the Adviser faces conflicts of interests when balancing its responsibility to act in the best interests of C-SPEF, on the one hand, and any benefit, monetary or otherwise, that could result to it or its affiliates from the operation of C-SPEF, on the other hand. For example, the Adviser may render in the future services to others, including by performing a variety of functions unrelated to the management of C-SPEF and the selection, acquisition, management and disposition of C-SPEF’s investments. The officers and employees of the Adviser are not required to devote all or any specific portion of their working time to the affairs of C-SPEF and actual or potential conflicts of interest arise in allocating management time, services or functions among such clients, including clients that may have the same or similar type of investment strategy as C-SPEF’s. The Adviser and/or its affiliates also face conflicts of interests in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of C-SPEF. In addition, affiliates of the Adviser provide a broad range of services and products to their clients. In certain circumstances, by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict C-SPEF and/or benefit these affiliates and may result in C-SPEF forgoing certain investments that it would otherwise make. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for C-SPEF.

In addition, the Adviser has received an exemptive order from the SEC that permits C-SPEF to co-invest alongside certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates in privately negotiated transactions, subject to certain terms and conditions. These co-investment transactions may give rise to conflicts of interests or perceived conflicts of interests among C-SPEF and the participating affiliates. See “Conflicts of Interests” below.

Management Risk

C-SPEF is subject to management risk because it is an actively managed investment portfolio. C-SPEF’s ability to achieve its investment objective depends upon the Adviser’s skill in determining C-SPEF’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for C-SPEF, but there can be no guarantee that these will produce the desired results. C-SPEF may be subject to a relatively high level of management risk because C-SPEF invests in Private Equity Investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. C-SPEF’s allocation of its investments across Portfolio Funds, Co-Investments, Direct Investments and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in C-SPEF, as well as the overall risk profile of C-SPEF’s portfolio, may vary over time. It is possible that C-SPEF will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Dependence on the Adviser and Key Personnel

C-SPEF does not and will not have any internal management capacity or employees and depends on the experience, diligence, skill and network of business contacts of the investment professionals the Adviser and its affiliates currently employ, or may subsequently retain, to identify, evaluate, negotiate, structure, close, monitor and manage C-SPEF’s investments. The Adviser will evaluate, negotiate, structure, close and monitor C-SPEF’s investments in accordance with the terms of the Investment Advisory Agreement. C-SPEF’s future success will depend to a significant extent on the continued service and coordination of the senior investment professionals. The departure of any key personnel, including the Investment Committee members, portfolio managers, or of a significant number of the investment professionals of the Adviser, could have a material adverse effect on C-SPEF’s business, financial condition or results of operations. C-SPEF can offer no assurance that the investment professionals, resources, relationships and expertise of Coller Capital will be available for every transaction.

In addition, C-SPEF cannot assure investors that the Adviser will remain C-SPEF’s investment adviser. C-SPEF may not be able to find a suitable replacement within that time, resulting in a disruption in its operations that could adversely affect its financial condition, business and results of operations. This could have a material adverse effect on C-SPEF’s financial conditions, results of operations and cash flow.

Closed-End Fund Structure; Liquidity Limited to Periodic Repurchases of Shares

C-SPEF is designed primarily for long-term investors. An investment in C-SPEF, unlike an investment in a traditional listed closed-end fund, should be considered illiquid. The Shares are appropriate only for investors who are comfortable with investment in less liquid or illiquid portfolio investments within an illiquid fund. An investment in the Shares is not suitable for investors who need access to the money they invest. Unlike open-end funds (commonly known as mutual funds), which generally permit redemptions on a daily basis, the Shares will not be redeemable at a Shareholder’s option. Unlike stocks of listed closed-end funds, the Shares are not listed, and are not expected to be listed, for trading on any securities exchange, and C-SPEF does not expect any secondary market to develop for the Shares in the foreseeable future. C-SPEF’s Private Equity Investments will be illiquid and typically cannot be transferred or redeemed for a substantial period of time. The Shares are designed for long-term investors, and C-SPEF should not be treated as a trading vehicle.

Risks related to Repurchases of Shares

Although the Board may, in its sole discretion, cause C-SPEF to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Board conduct quarterly repurchase offers of no more than 5% of C-SPEF’s net assets. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end registered investment companies. It is possible that C-SPEF may be unable to repurchase all of the Shares that a Shareholder tenders due to the illiquidity of C-SPEF investments or if the Shareholders request C-SPEF to repurchase more Shares than C-SPEF is then offering to repurchase. In addition, substantial requests for C-SPEF to repurchase Shares could require C-SPEF to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.

There can be no assurance that C-SPEF will conduct repurchase offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time. The Adviser currently expects to recommend to the Board that C-SPEF conducts its first repurchase offer following the third full quarter of Fund operations (or such earlier or later date as the Board may determine).

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from C-SPEF. Shareholders whose Shares are accepted for repurchase bear the risk that C-SPEF’s net asset value may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that C-SPEF repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by C-SPEF for purposes of effecting such repurchases. See “Repurchase of Shares.”

Offers for repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. An investment in C-SPEF is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of C-SPEF. Additionally, because Shares are not listed on any securities exchange, C-SPEF is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of 1940 Act.

Distributions in Kind

C-SPEF generally expects to distribute cash to the holder of Shares that are repurchased in satisfaction of such repurchase. See “Repurchases of Shares—Periodic Repurchases.” However, there can be no assurance that C-SPEF will have sufficient cash to pay for Shares that are being repurchased or that it will be able to liquidate investments at favorable prices to pay for repurchased Shares. C-SPEF has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on C-SPEF. For example, it is possible that C-SPEF may receive securities from a Portfolio Fund that are illiquid or difficult to value. In such circumstances, the Adviser would seek to dispose of these securities in a manner that is in the best interests of C-SPEF, which may include a distribution in kind to Shareholders. In the event that C-SPEF makes such a distribution of securities, there can be no assurance that any Shareholder would be able to readily dispose of such securities or dispose of them at the value determined by the Adviser.

Confidential Information

C-SPEF will likely have access to or acquire confidential or material non-public information relating to its investments. C-SPEF will likely limit the information reported to its investors with respect to such investments. The Adviser may from time to time come into possession of information about certain markets and investments, some of which is material, non-public or confidential information of particular issuers or the securities of such issuers, which, at times, will limit the Adviser’s ability to dispose of or retain or increase interests in investments held by C-SPEF or acquire certain investments on behalf of C-SPEF until the information has been publicly disclosed or is no longer deemed material.

Restrictions on Transfers

Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the Shareholder or with the prior written consent of the Board, which may be withheld in the Board’s sole discretion. Notice to C-SPEF of any proposed transfer must include evidence satisfactory to the Board that the proposed transferee, at the time of transfer, meets any requirements imposed by C-SPEF with respect to investor eligibility and suitability.

Non-Diversified Status

C-SPEF is a “non-diversified” investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like C-SPEF, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon C-SPEF.

Valuation Risk

C-SPEF is subject to valuation risk, which is the risk that one or more of the securities in which C-SPEF invests are valued at prices that C-SPEF is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.

A substantial portion of C-SPEF’s assets are expected to consist of Portfolio Funds and Co-Investments for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by C-SPEF at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to C-SPEF. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that C-SPEF might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.

The value at which C-SPEF’s investments can be liquidated may differ, sometimes significantly, from the valuations assigned by C-SPEF. In addition, the timing of liquidations may also affect the values obtained on liquidation.

C-SPEF will invest a significant amount of its assets in Private Equity Investments for which no public market exists. There can be no guarantee that C-SPEF’s investments could ultimately be realized at C-SPEF’s valuation of such investments. In addition, C-SPEF’s compliance with the asset diversification tests under the Code depends on the fair market values of C-SPEF’s assets, and, accordingly, a challenge to the valuations ascribed by C-SPEF could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

C-SPEF’s net asset value is a critical component in several operational matters including computation of the Advisory Fee and the Distribution and Servicing Fee, and determination of the price at which the Shares will be offered and at which a repurchase offer will be made. Consequently, variance in the valuation of C-SPEF’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a repurchase offer and the number of Shares an investor will receive upon investing in C-SPEF. It is expected that C-SPEF will accept purchases of Shares as of the first business day of each month. The number of Shares a Shareholder will receive will be based on C-SPEF’s most recent net asset value, which will be calculated for the last business day of the preceding month (i.e., one business day prior to date on which C-SPEF will accept purchases). For more information regarding C-SPEF’s subscription process, see “Purchasing Shares.”

The Adviser generally expects to receive information for C-SPEF’s investments in Private Equity Investments, including Portfolio Funds, Direct Investments and Co-Investments, on which it will base C-SPEF’s net asset value only as of each calendar quarter end and on a significant delay. The Adviser generally does not expect to receive updated information intra quarter for such investments. As a result, C-SPEF’s net asset value for periods other than calendar quarter end will likely be based on information from the prior quarter. C-SPEF may need to liquidate certain investments, including its investments in Private Equity Investments, in order to repurchase Shares in connection with a repurchase offer. A subsequent decrease in the valuation of C-SPEF’s investments after a repurchase offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of C-SPEF’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of C-SPEF’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of C-SPEF’s investments after a subscription could potentially disadvantage pre-existing Shareholders to the benefit of subscribing investors. For more information regarding C-SPEF’s calculation of its net asset value, see “Net Asset Valuation.”

Amounts and Frequency of Distributions

The amounts of distributions that C-SPEF may pay are uncertain. C-SPEF expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board, and otherwise in a manner to comply with Subchapter M of the Code. See “Distributions.” Nevertheless, C-SPEF cannot assure Shareholders that C-SPEF will achieve investment results that will allow C-SPEF to make a specified level of cash distributions or year-to-year increases in cash distributions. C-SPEF’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on C-SPEF’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Effect of Additional Subscriptions

C-SPEF intends to accept additional subscriptions for Shares, and such subscriptions will dilute the voting interests of existing Shareholders in C-SPEF. Additional subscriptions will also dilute the indirect interests of existing Shareholders in C-SPEF investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in C-SPEF if subsequent Fund investments underperform the prior investments.

Access to Investor Data

The Adviser, the auditors, the custodian and the other service providers to C-SPEF may receive and have access to personal data relating to Shareholders, including information contained in a prospective investor’s subscription documents and arising from a Shareholder’s business relationship with C-SPEF and/or the Adviser. Such information may be stored, modified, processed or used in any other way, subject to applicable laws, by the Adviser and by C-SPEF’s other service providers and their agents, delegates, sub-delegates and certain third parties in any country in which such person conducts business. Subject to applicable law, Shareholders may have rights in respect of their personal data, including a right to access and rectification of their personal data and may in some circumstances have a right to object to the processing of their personal data.

Allocation of Investment Opportunities

The Adviser and its affiliates are investment advisers to various clients for whom they make Private Equity Investments of the same type as C-SPEF. The Adviser and its affiliates also may agree to act as investment adviser to additional clients that make Private Equity Investments of the same type as C-SPEF. In addition, the Adviser will be permitted to organize other pooled investment vehicles with principal investment objectives similar to, or different from, those of C-SPEF. It is possible that a particular investment opportunity would be a suitable investment for C-SPEF and such clients or pooled investment vehicles.

The Adviser and C-SPEF have received an exemptive order from the SEC that permits C-SPEF to co-invest alongside the Adviser’s affiliates in privately negotiated transactions. Subject to the conditions specified in the exemptive order, C-SPEF is permitted to co-invest with those affiliates in certain negotiated investment opportunities, including investments originated and directly negotiated by the Adviser. If investment opportunities are allocated among C-SPEF and funds managed by Coller Capital, C-SPEF may not be able to structure its investment portfolio in the manner desired. Although the Adviser endeavors to allocate investment opportunities in a fair and equitable manner, C-SPEF is not generally permitted to co-invest in any issuer in which a fund managed by Coller Capital or any of its downstream affiliates (other than C-SPEF and its downstream affiliates) currently has an investment. However, C-SPEF may co-invest with funds managed by Coller Capital or any of its downstream affiliates, subject to compliance with existing regulatory guidance, applicable regulations, any exemptive relief and its allocation procedures and oversight by Coller Capital’s Allocations Committee, Global Investment Committee and the CIO Office and the Adviser’s and Coller Capital’s legal and compliance functions. See “Conflicts of Interests” below.

Risks of Investing in Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Private Equity Investments

Risks of Private Equity Strategies

C-SPEF’s investment portfolio will include exposure to private companies for which operating results in a specified period will be difficult to predict. Such investments involve a high degree of business and financial risk that can result in substantial losses.

Private Equity Investment Risks

Private equity transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout and growth investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.

Risks Associated with Private Company Investments; Direct Investments

Private companies are generally not subject to reporting requirements of the SEC or other securities regulators, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial condition and results of operations of the private companies in which C-SPEF invests. There is risk that C-SPEF may invest on the basis of incomplete or inaccurate information, which may adversely affect C-SPEF’s investment performance. Private companies in which C-SPEF may invest, including Direct Investments, may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. These companies may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

Typically, investments in private companies, including Direct Investments, are through restricted securities that are not traded in public markets and subject to substantial holding periods, so that C-SPEF may not be able to resell some of its holdings for extended periods, which may be several years. There can be no assurance that C-SPEF will be able to realize the value of private company investments in a timely manner.

Risks of Private Equity Investments

Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.

Companies in which C-SPEF may invest, either directly or through Portfolio Funds, may face significant fluctuations in operating results, may need to engage in acquisitions or divestitures of assets in order to compete successfully or survive financially, may be operating at a loss, may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence, may require substantial additional capital (which may be difficult to raise) to support their operations, to finance expansion or to maintain their competitive position, or otherwise may have a weak financial condition.

Companies in C-SPEF may invest, either directly or through Portfolio Funds, may be highly leveraged and, as a consequence, subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. As a result, these companies may lack the flexibility to respond to changing business and economic conditions, or to take advantage of business opportunities.

Companies in which C-SPEF may invest, either directly or through Portfolio Funds, may face intense competition, including competition from companies with far greater financial resources, more extensive development, manufacturing, marketing and other capabilities, and a larger number of qualified managerial and technical personnel.

•	Buyout Investment Risks. Buyout transactions may result in new enterprises that are subject to extreme volatility, require time for maturity and may require additional capital. In addition, they frequently rely on borrowing significant amounts of capital, which can increase profit potential but at the same time increase the risk of loss. Leveraged companies may be subject to restrictive financial and operating covenants. The leverage may impair the ability of these companies to finance their future operations and capital needs. Also, their flexibility to respond to changing business and economic conditions and to business opportunities may be limited. A leveraged company’s income and net assets will tend to increase or decrease at a greater rate than if borrowed money was not used. Although these investments may offer the opportunity for significant gains, such buyout investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may not be as leveraged.
•	Growth Investment Risks. Growth investments are in private companies that have limited operating history, are attempting to develop or commercialize unproven technologies or to implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public or private companies that may be at a later stage of development. Investments in special situations companies can present greater risks than investments in companies not experiencing special situations, and C-SPEF’s performance could be adversely impacted if its investments in such companies decline or fail to appreciate in value.

•	Special Situations Risks. The special situations strategies invest in companies that may be in transition, out of favor, financially leveraged, stressed or distressed, or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization, or liquidation. These companies may be experiencing, or are expected to experience, financial difficulties that may never be overcome. The securities of such companies are likely to be particularly risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies. Such investments could, in certain circumstances, subject a Portfolio Fund or C-SPEF to certain additional potential liabilities. For example, under certain circumstances, a lender who has inappropriately exercised control of the management and policies of a debtor may have its claims subordinated, or disallowed, or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments by such companies to us could be required to be returned if any such payment is later determined to have been a fraudulent conveyance or a preferential payment. Numerous other risks also arise in the workout and bankruptcy contexts. In addition, there is no minimum credit standard that is a prerequisite to an investment in any instrument and a significant portion of the obligations and preferred stock acquired in special situations investments may be rated below investment grade or unrated.

Competition for Access to Private Equity Investments Opportunities

The Adviser and its affiliates seek to maintain excellent relationships with Portfolio Fund Managers with which they have previously invested. However, because of the number of investors seeking to gain access to the top performing investment funds, direct investments, and other vehicles through secondary transactions, there can be no assurance that the Adviser will be able to secure interests on behalf of C-SPEF in all of the investment opportunities that it identifies for C-SPEF, or that the size of the interests available to C-SPEF will be as large as the Adviser would desire. Moreover, as a registered investment company, C-SPEF will be required to make certain public disclosures and regulatory filings regarding its operations, financial status, portfolio holdings, etc. While these filings are designed to enhance investor protections, Portfolio Fund Managers and certain private companies may view such filings as contrary to their business interests and deny access to C-SPEF; but may permit other, non-registered funds or accounts, managed by the Adviser or its affiliates, to invest. As a result, C-SPEF may not be invested in certain Co-Investments or Portfolio Funds that are held by other unregistered funds or accounts managed by the Adviser or its affiliates, even though those investments would be consistent with C-SPEF’s investment objective.

In addition, certain provisions of the 1940 Act prohibit C-SPEF from engaging in transactions with the Adviser and its affiliates; however, unregistered funds also managed by the Adviser are not prohibited from the same transactions. The 1940 Act also imposes significant limits on co-investments with affiliates of C-SPEF. The Adviser and C-SPEF have received an exemptive order from the SEC that permits C-SPEF to engage in certain privately negotiated investments alongside its affiliates. The exemptive order contains certain conditions that may limit or restrict C-SPEF’s ability to participate in such negotiated investments or may require that C-SPEF participate in such negotiated investments to a lesser extent than the Adviser would desire. An inability to receive the desired allocation to potential investments may affect C-SPEF’s ability to achieve the desired investment returns.

Portfolio Fund Risks

C-SPEF’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Some of the Portfolio Funds in which C-SPEF invests may have only limited operating histories. Although the Adviser will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including C-SPEF. Due to the pattern of cash flows in Portfolio Funds and the illiquid nature of their investments, investors typically will see negative returns in the early stages of Portfolio Funds. Then as investments are able to realize liquidity events, such as a sale or initial public offering, positive returns will be realized if the Portfolio Fund’s investments are successful.

Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Managers, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. A Portfolio Fund Manager may face a conflict of interest in valuing such securities because their values may have an impact on the Portfolio Fund Manager’s compensation. The Adviser will review and perform due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board can confirm the accuracy of valuations provided by Portfolio Fund Managers. Inaccurate valuations provided by Portfolio Funds could materially adversely affect the value of Shares.

C-SPEF will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Advisory Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by C-SPEF to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if C-SPEF’s overall returns are negative.

Moreover, a Shareholder in C-SPEF will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of C-SPEF. Thus, a Shareholder in C-SPEF may be subject to higher operating expenses than if the Shareholder invested in the Portfolio Funds directly. In addition, because of the deduction of the fees payable by C-SPEF to the Adviser and other expenses payable directly by C-SPEF from amounts distributed to C-SPEF by the Portfolio Funds, the returns to a Shareholder in C-SPEF will be lower than the returns to a direct investor in the Portfolio Funds. Fees and expenses of C-SPEF and the Portfolio Funds will generally be paid regardless of whether C-SPEF or Portfolio Funds produce positive investment returns. Shareholders could avoid the additional level of fees and expenses of C-SPEF by investing directly with the Portfolio Funds, although access to many Portfolio Funds may be limited or unavailable, particularly as a secondary investment, and may not be permitted for investors who do not meet the substantial minimum net worth and other criteria for direct investment in Portfolio Funds.

There is a risk that C-SPEF may be precluded from acquiring an interest in certain Portfolio Funds due to regulatory implications under the 1940 Act or other laws, rules and regulations or may be limited in the amount it can invest in voting securities of Portfolio Funds. The Adviser also may refrain from including a Portfolio Fund in C-SPEF’s portfolio in order to address adverse regulatory implications that would arise under the 1940 Act for C-SPEF if such an investment was made. In addition, the SEC has adopted Rule 18f-4 under the 1940 Act, which, among other things, may impact the ability of C-SPEF to enter into unfunded commitment agreements, such as a capital commitment to a Portfolio Fund or as part of a Co-Investment. In addition, C-SPEF’s ability to invest may be affected by considerations under other laws, rules or regulations. Such regulatory restrictions, including those arising under the 1940 Act, may cause C-SPEF to invest in different Portfolio Funds or Co-Investments than other clients of the Adviser.

If C-SPEF fails to satisfy any capital call by a Portfolio Fund in a timely manner, it will typically be subject to significant penalties, including the complete forfeiture of C-SPEF’s investment in the Portfolio Fund. Any failure by C-SPEF to make timely capital contributions may impair the ability of C-SPEF to pursue its investment program, cause C-SPEF to be subject to certain penalties from the Portfolio Funds or otherwise impair the value of C-SPEF’s investments.

The governing documents of a Portfolio Fund generally are expected to include provisions that would enable the fund sponsor, the manager, or a majority in interest (or higher percentage) of a Portfolio Fund’s limited partners or members, under certain circumstances, to terminate the Portfolio Fund prior to the end of its stated term. Early termination of a Portfolio Fund in which C-SPEF is invested may result in C-SPEF having distributed to it a portfolio of immature and illiquid securities, or C-SPEF’s inability to invest all of its capital as anticipated, either of which could have a material adverse effect on the performance of C-SPEF.

Although C-SPEF will be an investor in a Portfolio Fund, Shareholders will not themselves be equity holders of that Portfolio Fund and will not be entitled to enforce any rights directly against the Portfolio Fund or the Portfolio Fund Manager or assert claims directly against any Portfolio Funds, the Portfolio Fund Managers or their respective affiliates. Shareholders will have no right to receive the information issued by the Portfolio Funds that may be available to C-SPEF as an investor in the Portfolio Funds. In addition, Portfolio Funds generally are not registered as investment companies under the 1940 Act; therefore, C-SPEF, as an investor in Portfolio Funds, will not have the benefit of the protections afforded by 1940 Act. Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act, in which case C-SPEF, as an investor in Portfolio Funds managed by such Portfolio Fund Managers, will not have the benefit of certain of the protections afforded by the Advisers Act.

Undrawn commitments to Portfolio Funds generally are not immediately invested. Instead, committed amounts are drawn down by Portfolio Funds and invested over time, as underlying investments are identified—a process that may take a period of several years, with limited ability to predict with precision the timing and amount of each Portfolio Fund’s drawdowns. During this period, investments made early in a Portfolio Fund’s life are often realized (generating distributions) even before the committed capital has been fully drawn. In addition, many Portfolio Funds do not draw down 100% of committed capital, and historic trends and practices can inform the Adviser as to when it can expect to no longer need to fund capital calls for a particular Portfolio Fund. Accordingly, the Adviser may make investments and commitments based, in part, on anticipated future capital calls and distributions from Portfolio Funds. This may result in C-SPEF making commitments to Portfolio Funds in an aggregate amount that exceeds the total amounts invested by Shareholders in C-SPEF at the time of such commitment (i.e., to “over-commit”). To the extent that C-SPEF engages in an “over-commitment” strategy, the risk associated with C-SPEF defaulting on a commitment to a Portfolio Fund will increase. C-SPEF will maintain cash, cash equivalents, borrowings or other liquid assets in sufficient amounts, in the Adviser’s judgment, to satisfy capital calls from Portfolio Funds.

Portfolio Funds’ Underlying Investments

The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. Unless and until those investments are sold or mature into marketable securities, they will remain illiquid. As a general matter, companies in which the Portfolio Fund invests may face intense competition, including competition from companies with far greater financial resources; more extensive research, development, technological, marketing and other capabilities; and a larger number of qualified managerial and technical personnel.

A Portfolio Fund Manager may focus on a particular industry or sector, which may subject the Portfolio Fund, and thus C-SPEF, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Likewise, a Portfolio Fund Manager may focus on a particular country or geographic region, which may subject the Portfolio Fund, and thus C-SPEF, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. In addition, Portfolio Funds may establish positions in different geographic regions or industries that, depending on market conditions, could experience offsetting returns.

C-SPEF will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors.

Risks Associated with Secondary Transactions

C-SPEF will acquire interests in Private Equity Investments through Secondary Transactions with existing investors in such investments (and not from the issuers of such investments). In such instances, as C-SPEF will not be acquiring such interests directly from the issuer, C-SPEF generally will have to accept that it will hold a non-controlling interest and it is generally not expected that C-SPEF will have the opportunity to participate in structuring and/or negotiate the terms of the underlying interests being acquired, other than the purchase price, or other special rights or privileges, including the ability to determine the terms under which such investments will be made. There can be no assurance as to the number of investment opportunities that will be presented to C-SPEF.

In addition, valuation of investments in Private Equity Investments acquired through Secondary Transactions may be difficult, as there generally will be no established market for such investments or for the privately-held portfolio companies in which such Portfolio Funds may own securities. Moreover, the purchase price of such Portfolio Funds generally will be subject to negotiation with the sellers of the interests and there is no assurance that C-SPEF will be able to purchase interests at attractive discounts to net asset value, or at all. The overall performance of C-SPEF will depend in large part on the acquisition price paid by C-SPEF for its investment in Private Equity Investments acquired through Secondary Transactions, the structure of such acquisitions and the overall success of the Portfolio Fund.

There is significant competition for existing interests in Private Equity Investments. Many institutional investors, including fund-of-funds entities, as well as existing investors of Portfolio Funds may seek to purchase interests in the same Portfolio Fund, Direct Investment or Co-Investment which C-SPEF may also seek to purchase. Over the past several years, an increasing number of investment funds that acquire interests in portfolio funds and co-investments through secondary transactions and other capital pools targeted at the secondaries sector have been formed, and additional capital will likely be directed at this sector in the future. Other investment funds and other institutions currently in existence or organized in the future may adopt C-SPEF’s strategy wholly or in part and compete with C-SPEF. Some of these funds and institutions may have greater access to investment opportunities and greater ability to complete investments than C-SPEF, or may have different return criteria than C-SPEF, any of which could afford them a competitive advantage. Higher valuations and increased liquidity and return of capital in the private equity investments market may result in fewer attractive investment opportunities being available for C-SPEF. Regulatory changes affecting large financial institutions and other potential sellers of investments in the market have been another important aspect of overall conditions in this market, and the future pace and direction of such changes may adversely impact the availability of opportunities to funds such as C-SPEF. While the market as a whole is widely expected to grow, competition from other market participants will limit the number, and possibly the range, of investment opportunities available to C-SPEF. In addition, increasing competition may have unfavorable implications for the pricing and other terms of potential investments. Although the Adviser and/or its affiliates have been successful in sourcing suitable investments in the past, C-SPEF may be unable to find a sufficient number of attractive opportunities to implement its investment strategy or achieve its investment objectives.

In addition, some Portfolio Fund Managers have become more selective by adopting policies or practices that exclude certain types of investors, such as fund-of-funds. These Portfolio Fund Managers also may be partial to Portfolio Funds interests being purchased by existing investors of their Portfolio Funds. In addition, some secondary opportunities may be conducted pursuant to a specified methodology (such as a right of first refusal granted to existing investors or a so-called “Dutch auction,” where the price of the investment is lowered until a bidder bids and that first bidder purchases the investment, thereby limiting a bidder’s ability to compete for price) which can restrict the availability of those opportunities for C-SPEF. No assurance can be given that C-SPEF will be able to identify existing interests in Private Equity Investments that satisfy C-SPEF’s investment objective or, if C-SPEF is successful in identifying such interests, that C-SPEF will be permitted to acquire, or to acquire in the amounts desired, such interests through Secondary Transactions.

At times, C-SPEF may have the opportunity to acquire a portfolio of Portfolio Fund interests from a seller, on an “all or nothing” basis. In some such cases, certain of the Portfolio Fund interests may be less attractive than others, and certain of the Portfolio Fund Managers may be more familiar to the Adviser than others or may be more experienced or highly regarded than others. In such cases, it may not be possible for C-SPEF to carve out from such purchases those Portfolio Funds and/or Co-Investments which the Adviser considers (for commercial, tax legal or other reasons) less attractive.

In the cases where C-SPEF acquires an interest in a Portfolio Fund through a Secondary Transaction, C-SPEF may acquire contingent liabilities of the seller of such interest. More specifically, where the seller has received distributions from the Portfolio Fund and, subsequently, that Portfolio Fund recalls one or more of these distributions, C-SPEF (as the purchaser of the interest to which such distributions are attributable and not the seller) may be obligated to return the monies equivalent to such distribution to the Portfolio Fund. While C-SPEF may, in turn, make a claim against the seller for any such monies so paid, there can be no assurances that C-SPEF would prevail on such claim.

Regulatory Changes Affecting Private Equity Funds

Legal, tax and regulatory changes could occur that may adversely affect or impact C-SPEF at any time. The legal, tax and regulatory environment for private equity funds is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by regulators and politicians and market commentators, may materially adversely affect the ability of Portfolio Funds to pursue their investment strategies. In recent years, market disruptions and the dramatic increase in capital allocated to alternative investment strategies have led to increased governmental, regulatory and self-regulatory scrutiny of the private equity and alternative investment fund industry in general, and certain legislation proposing greater regulation of the private equity and alternative investment fund management industry periodically is being and may in the future be considered or acted upon by governmental or self-regulatory bodies of both U.S. and in non-U.S. jurisdictions. It is impossible to predict what, if any, changes might be made in the future to the regulations affecting: private equity funds generally; the Portfolio Funds; the Portfolio Fund Managers; the markets in which they operate and invest; and/or the counterparties with which they do business. It is also impossible to predict what the effect of any such legislative or regulatory changes might be. Any regulatory changes that adversely affect a Portfolio Fund’s ability to implement its investment strategies could have a material adverse impact on the Portfolio Fund’s performance, and thus on C-SPEF’s performance.

In-Kind Distributions from Portfolio Funds

C-SPEF may receive in-kind distributions of securities from Portfolio Funds. There can be no assurance that securities distributed in kind by Portfolio Funds to C-SPEF will be readily marketable or saleable, and C-SPEF may be required to hold such securities for an indefinite period and/or may incur additional expense in connection with any disposition of such securities.

Co-Investments Risks

C-SPEF’s investment portfolio will include Co-Investments. C-SPEF’s ability to realize a profit on such Co-Investments will be particularly reliant on the expertise of the lead investor in the transaction. Many entities compete with C-SPEF in pursuing Co-Investments. Accordingly, there can be no assurance that C-SPEF will be given Co-Investments opportunities, or that any specific Co-Investment offered to C-SPEF would be appropriate or attractive to C-SPEF in the Adviser’s judgment. The market for Co-Investments opportunities is competitive and may be limited, and the Co-Investments opportunities to which C-SPEF wishes to allocate assets may not be available at any given time. Competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of, or different structures for, private investments than C-SPEF. Furthermore, many competitors are not subject to the regulatory restrictions that the 1940 Act imposes on C-SPEF. As a result of this competition and regulatory restrictions, C-SPEF may not be able to pursue attractive Co-Investments opportunities from time to time.

In addition, due diligence will be conducted on Co-Investments opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such Co-Investments. C-SPEF generally will rely on the Portfolio Fund Manager or sponsor offering such Co-Investments opportunity to perform most of the due diligence on the relevant portfolio company and to negotiate terms of the Co-Investment.

C-SPEF’s ability to dispose of Co-Investments may be severely limited, both by the fact that the securities are expected to be unregistered and illiquid and by contractual restrictions that may limit, preclude or require certain approvals for C-SPEF to sell such investment. Co-Investments may be heavily negotiated and, therefore, C-SPEF may incur additional legal and transaction costs in connection therewith.

Risks Associated with Direct Investing Alongside Other Parties

Direct investing alongside one or more other parties in an investment (i.e., as a co-investor) involves risks that may not be present in investments made by lead or sponsoring private equity investors, including the possibilities that (i) another investor’s interests or the interests of the manager of the vehicle through which such investor is making a co-

investment are inconsistent with those of C-SPEF or (ii) another investor or the manager of the vehicle through which such investor is making a co-investment may be able to take actions contrary to C-SPEF’s investment policies or may become bankrupt or otherwise default on its obligation.

In addition, in order to take advantage of Co-Investments opportunities as a co-investor, C-SPEF generally will have to accept that it will hold a non-controlling interest, for example, by becoming a limited partner in a partnership that is controlled by the general partner or manager of the private equity fund offering the Co-Investment, on a co-investor basis, to C-SPEF. In this event, C-SPEF would have less control over the investment and may be adversely affected by actions taken by such general partner or manager with respect to the portfolio company and C-SPEF’s investment in it. C-SPEF may not have the opportunity to participate in structuring investments or to determine the terms under which such investments will be made.

In addition, C-SPEF may in certain circumstances be liable for the actions of its third-party co-venturers. Co-Investments made with third parties in joint ventures or other entities also may involve carried interests and/or other fees payable to such third party partners or co-venturers. There can be no assurance that appropriate minority shareholder rights will be available to C-SPEF or that such rights will provide sufficient protection to C-SPEF’s interests.

Loans to Private Companies. C-SPEF may invest in loans to private and middle market companies, including:

•	Mezzanine Securities. C-SPEF may invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
•	First and Second Lien Senior Secured Loans. C-SPEF may invest in first or second lien financings where different lenders have liens on the same collateral. Pursuant to an intercreditor agreement, the two lender groups agree that the first lien lenders have a senior priority lien and therefore recover first on the value of the collateral. There may be little or no collateral for the second lien holders.
•	Second Lien Loans Risk. C-SPEF may invest in second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”). Second Lien Loans generally are subject to similar risks as those associated with investments in Senior Loans. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid. Second Lien Loans share the same risks as other below investment grade securities.
•	Subordinated Debt. C-SPEF may invest in a subordinated debt financing where there are two separate groups of lenders. The junior lenders contractually subordinate their loans and agree not to receive payment on their loans until the senior debt is repaid. There may be little or no collateral left for the subordinated debt holders after the senior debt is paid.
•	Senior Loan Risk. C-SPEF may invest in senior floating rate and fixed rate loans or debt (“Senior Loans”). Senior Loans typically hold the most senior position in the capital structure of the issuing entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. C-SPEF’s investments in

Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuer. The risks associated with Senior Loans are similar to the risks of below investment grade fixed income securities, although Senior Loans are typically senior and secured in contrast to other below investment grade fixed income securities, which are often subordinated and unsecured. Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are typically adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other below investment grade fixed income securities, which may have fixed interest rates.

There is less readily available, reliable information about most Senior Loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting C-SPEF’s investments, and the Adviser relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, C-SPEF is particularly dependent on the analytical ability of the Adviser.

C-SPEF may invest in Senior Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to C-SPEF, and such defaults could reduce C-SPEF’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate and a Senior Loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which would adversely affect the Senior Loan’s value.

No active trading market may exist for certain Senior Loans, which may impair the ability of C-SPEF to realize full value in the event of the need to sell a Senior Loan and may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans, meaning that C-SPEF may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Illiquid investments are also difficult to value.

Although the Senior Loans in which C-SPEF may invest generally will be secured by specific collateral, there can be no assurances that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, C-SPEF could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. If the terms of a Senior Loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, C-SPEF will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the Senior Loans. To the extent that a Senior Loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized Senior Loans involve a greater risk of loss. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the Senior Loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including C-SPEF. Such court action could under certain circumstances include invalidation of Senior Loans.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by C-SPEF may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. Such sales could result in prices that, in the opinion of the Adviser, do not represent fair value. If C-SPEF attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price C-SPEF could receive for the Senior Loan may be adversely affected.

C-SPEF may acquire Senior Loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, C-SPEF may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, C-SPEF generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower and C-SPEF may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, C-SPEF will be exposed to the credit risk of both the borrower and the institution selling the participation.

C-SPEF’s investments in Senior Loans may be subject to lender liability risk. Lender liability refers to a variety of legal theories generally founded on the premise that a lender has violated a duty of good faith, commercial reasonableness and fair dealing or a similar duty owed to the borrower, or has assumed an excessive degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of its investments, C-SPEF may be subject to allegations of lender liability. In addition, under common law principles that in some cases form the basis for lender liability claims, a court may elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors.

•	Unitranche Debt. C-SPEF may invest in unitranche financing. This is a unique debt structure that involves a single layer of senior secured debt, without a separate subordinated debt financing. Unitranche financing combines multiple debt tranches into a single financing. Unlike the traditional senior/subordinated debt structures, a unitranche financing has a single credit agreement and security agreement, signed by all of the lenders and the borrower. In a classic unitranche structure, the single credit agreement provides for a single tranche of term loans with the borrower paying a single interest rate to all lenders. The interest rate is a “blended” rate which is often higher than, or about the same as, the interest rate of traditional senior debt, but lower than the interest rate for traditional second lien or subordinated debt. Unitranche structures are growing more complicated and some provide for multiple tranches of term loans and a revolving loan facility, and even multiple, separate unitranche facilities. In some unitranche deals with multiple tranches of term loans, the tranches represent the first out and last out tranches and include separate pricing for the tranches on the face of the credit agreement. Some of these multi-tranche deals also provide for voting rules by tranche on the face of the credit agreement. In a classic unitranche structure, pricing and voting arrangements among the lenders are dealt with in the AAL. The “first out” tranche may take some or all of the collateral leaving little or none for the other tranches.

Investments in such loans to private and middle market companies involve a number of risks:

•	these companies may have limited financial resources and limited access to additional financing, which may increase the risk of their defaulting on their obligations, leaving creditors such as C-SPEF dependent on any guarantees or collateral they may have obtained;
•	these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which render them more vulnerable to competitors’’ actions and market conditions, as well as general economic downturns;
•	there may not be much information publicly available about these companies, and such information may not be reliable; and
•	these companies are more likely to depend on the leadership and management talents and efforts of a small group of persons; as a result, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on these companies’’ ability to meet their obligations.

Private Credit Investments

C-SPEF may invest in the debt securities and other yield-oriented investments issued by private companies acquired in privately negotiated transactions and/or in connection with a restructuring transaction. Private credit strategies involve a variety of debt investing, which is subject to a high degree of financial risk. Private credit investments may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of issuers, which may pose significant credit risks (i.e., the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the associated total return) that result in issuer default. Typically, private credit investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that C-SPEF may not be able to resell some of its holdings for extended periods, which may be several years. C-SPEF’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that C-SPEF will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.

Fixed-Income Securities Risks

Fixed-income securities in which C-SPEF may invest are generally subject to the following risks:

Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. There is a risk that interest rates will rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of C-SPEF’s investments will not affect interest income derived from instruments already owned by C-SPEF, but will be reflected in C-SPEF’s net asset value. C-SPEF may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of C-SPEF to the extent that it invests in floating rate debt securities.

C-SPEF may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments, but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent C-SPEF holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the net asset value of C-SPEF’s Shares.

Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk. Credit risk is the risk that one or more fixed-income securities in C-SPEF’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent C-SPEF invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent C-SPEF uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Prepayment or “Call” Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing C-SPEF to reinvest in lower yielding securities, resulting in a possible decline in C-SPEF’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by C-SPEF, prepayment risk may be increased.

Reinvestment Risk. Reinvestment risk is the risk that income from C-SPEF’s portfolio will decline if C-SPEF invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below C-SPEF portfolio’s current earnings rate.

Duration and Maturity Risk. C-SPEF has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in C-SPEF’s portfolio, the more exposure C-SPEF will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

Other Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Risks

Risks of Holding Cash, Money Market Instruments and Other Short-Term Investments

C-SPEF will, at times, including for temporary defensive purposes in times of adverse or unstable market, economic or political conditions, hold assets in cash, money market instruments and other short-term investments that may be inconsistent with its principal investment strategies and that may hurt C-SPEF’s performance. C-SPEF may also hold these types of securities as interim investments pending the investment of proceeds from the sale of its Shares or the sale of its portfolio securities or to meet anticipated repurchases of its Shares. These positions may also subject C-SPEF to additional risks and costs.

Non-U.S. Investments Risk

C-SPEF, either directly through Co-Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of C-SPEF or client portfolio), and the application of complex U.S. and non-U.S. tax rules to cross-border investments. The foregoing factors may increase transaction costs and adversely affect the value of C-SPEF’s portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (i) economic dislocations in the host country; (ii) less publicly available information; (iii) less well-developed regulatory institutions; (iv) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction, (v) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation, (vi) greater volatility, (vii) higher transaction and custody costs and (viii) the possible imposition of foreign taxes on income and gains recognized with respect to such securities. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. The growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by C-SPEF.

In addition, certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.

Economic sanctions or other similar measures may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar measures could, among other things, effectively restrict or eliminate C-SPEF’s ability to purchase or sell securities, negatively impact the value or liquidity of   C-SPEF’s investments, significantly delay or prevent the settlement of C-SPEF’s securities transactions, force C-SPEF to sell or otherwise dispose of investments at inopportune times or prices, or impair C-SPEF’s ability to meet its investment objective or invest in accordance with its investment strategies.

Investments in Emerging Markets Risk.

C-SPEF, either directly through Co-Investments or indirectly through Portfolio Funds, may invest in companies that are organized or headquartered or have substantial sales or operations in so-called “emerging markets” (or lesser developed countries, including countries that may be considered “frontier” markets). Such investments are particularly speculative and entail all of the risks of investing in non-U.S. securities but to a heightened degree. “Emerging market” countries generally include every nation in the world except developed countries, that is, the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments; (iv) national policies that may limit C-SPEF’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property such as less stringent requirements regarding accounting, auditing, financial reporting and record keeping. Moreover, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part. In addition, C-SPEF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States.

Foreign investment in certain emerging market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market issuers and increase the costs and expenses of C-SPEF. Certain emerging market countries require governmental approval prior to investments by foreign persons in a particular issuer, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by a domiciliary of the countries and/or impose additional taxes on foreign investors.

Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely.

Many emerging markets have histories of political instability and abrupt changes in policies and these countries may lack the social, political and economic stability characteristic of more developed countries. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that C-SPEF could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit C-SPEF’s investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests. In such a dynamic environment, there can be no assurances that any or all of these capital markets will continue to present viable investment opportunities for C-SPEF.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. Governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because C-SPEF will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost.

C-SPEF would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Foreign Currency Risk

C-SPEF may invest in or have exposure to securities denominated in, quoted in, or inherently exposed to currencies other than the U.S. dollar. Changes in foreign currency exchange rates may affect the value of securities held by C-SPEF and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that C-SPEF’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for C-SPEF to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In certain cases, C-SPEF may not have sufficient information about the underlying currency exposure of Portfolio Funds to undertake currency hedging. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Below Investment Grade Securities Risk

C-SPEF may invest in securities that are rated, at the time of investment, below investment grade quality (rated Ba/BB or below, or judged to be of comparable quality by the Adviser), which are commonly referred to as “high yield” or “junk” bonds and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due. The value of high yield, lower quality bonds is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high yield bonds are not perceived to be as strong financially as those with higher credit ratings. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments. Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

Lower grade securities, though often high yielding, are characterized by high risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities. The secondary market for lower grade securities may be less liquid than that for higher rated securities. Adverse conditions could make it difficult at times for C-SPEF to sell certain securities or could result in lower prices than those used in calculating C-SPEF’s net asset value. Because of the substantial risks associated with investments in lower grade securities, you could lose money on your investment in C-SPEF, both in the short-term and the long-term.

The prices of fixed-income securities generally are inversely related to interest rate changes; however, below investment grade securities historically have been somewhat less sensitive to interest rate changes than higher quality securities of comparable maturity because credit quality is also a significant factor in the valuation of lower grade securities. On the other hand, an increased rate environment results in increased borrowing costs generally, which may impair the credit quality of low-grade issuers and thus have a more significant effect on the value of some lower grade securities. In addition, the current low rate environment has expanded the historic universe of buyers of lower grade securities as traditional investment grade oriented investors have been forced to accept more risk in order to maintain income. As rates rise, these recent entrants to the low-grade securities market may exit the market and reduce demand for lower grade securities, potentially resulting in greater price volatility.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise manage their business in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers. Each of these factors might negatively impact the high yield securities held by C-SPEF.

The ratings of Moody’s Investors Service, Inc., S&P Global Inc., Fitch Ratings and other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that C-SPEF invests in lower grade securities that have not been rated by a rating agency, C-SPEF’s ability to achieve its investment objective will be more dependent on the Adviser’s credit analysis than would be the case when C-SPEF invests in rated securities.

C-SPEF may invest in securities rated in the lower rating categories (rated as low as D, or unrated but judged to be of comparable quality by the Adviser). For these securities, the risks associated with below investment grade instruments are more pronounced.

Leverage Utilized by C-SPEF

C-SPEF may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide C-SPEF with liquidity. Specifically, C-SPEF may borrow money through a credit facility or other arrangements to fund investments in Private Equity Investments up to the limits prescribed by the 1940 Act. C-SPEF may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide C-SPEF with temporary liquidity to acquire investments in Private Equity Investments in advance of C-SPEF’s receipt of proceeds from the realization of other Private Equity Investments or additional sales of Shares).

In June 2024, C-SPEF entered into the Credit Agreement with Royal Bank of Canada, which permits borrowings of up to $60,000,000. The Credit Agreement is secured by certain C-SPEF collateral and certain direct or indirect wholly-owned subsiaries of C-SPEF may act as guarantors under the Credit Agreement. The interest rate on borrowings under the Credit Agreement is the applicable benchmark rate plus 1.85%.

The use of leverage is speculative and involves certain risks. Although leverage will increase C-SPEF’s investment return if C-SPEF’s interest in a Private Equity Investment purchased with borrowed funds earns a greater return than the interest expense C-SPEF pays for the use of those funds, leverage magnifies C-SPEF’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than C-SPEF would otherwise have and may be considered a speculative technique. The value of an investment in C-SPEF will be more volatile, and other risks tend to be compounded if and to the extent C-SPEF borrows or uses derivatives or other investments that have embedded leverage. The use of leverage will decrease the return on C-SPEF if C-SPEF fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in C-SPEF, especially in times of a “credit crunch” or during general market turmoil. C-SPEF may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to C-SPEF may terminate or refuse to renew any credit facility into which C-SPEF has entered. If C-SPEF is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress C-SPEF’s returns.

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this asset coverage requirement is breached. C-SPEF’s borrowings will at all times be subject to the 1940 Act’s asset coverage requirement.

Transition from LIBOR Risk

Although The London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“RFRs”).

It is expected that the financing arrangements entered into by C-SPEF will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a ‘backward’ looking basis and therefore are only known at the end of an interest period, whereas LIBOR is a ‘forward’ looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. As a result, it is possible that the use of RFRs may have an adverse effect on C-SPEF and therefore investors. For example, the efficacy of the financing arrangements entered into by C-SPEF may be less than expected or desired, which could reduce the returns available to investors. Prospective investors should be aware that C-SPEF is likely to bear higher costs and expenses in relation to LIBOR discontinuation and the use of RFRs. Given the relative novelty of the use of RFRs in financial markets (as discussed in further detail above), the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect C-SPEF’s investments (including their volatility, value and liquidity) and, as a result, its performance and/or NAV.

Decision-Making Authority Risk

Shareholders have no authority to make decisions or to exercise business discretion on behalf of C-SPEF, except as set forth in C-SPEF’s governing documents. The authority for all such decisions is generally delegated to the Board, which in turn, has delegated the day-to-day management of C-SPEF’s investment activities to the Adviser, subject to oversight by the Board.

Recent Markets Fluctuations and Changes

General fluctuations in the market prices of securities may affect the value of C-SPEF’s investments. Instability in the securities markets also may increase the risks inherent in C-SPEF’s investments. Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not C-SPEF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of C-SPEF’s investments may be negatively affected by such events.

The U.S. and other developed economies have recently experienced much higher than normal inflation rates, which have had, and may continue to have (if such conditions persist for longer than expected), negative effects on economies and financial markets, particularly in emerging economies. For example, if Portfolio Funds in which C-SPEF invests are unable to increase their revenue in times of higher inflation, their profitability may be adversely affected. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental and central bank efforts to curb inflation often have negative effects on the level of economic activity. As most central banks are currently engaged in a sustained effort to reduce inflation, it is possible that interest rates will continue to rise (or will remain at higher levels for longer) in various economies where C-SPEF operates, which in conjunction with intensified caution over bank lending in light of the recent events in the banking sector, could lead to further tightening of financing conditions and increased pressure on corporate funding costs. It is likely that profit margins will come under pressure as underlying companies find it more difficult to pass on higher costs of financing, which may lead to increased default rates.

Uncertainty caused by recent bank failures – and general concern regarding the financial health and outlook for other financial institutions, including smaller or regional banks – could have an overall negative effect on banking systems and financial markets generally. The recent developments (including other difficulties currently facing the market, such as higher interest rates and inflation, war in Europe and the energy crisis, the continue reverberations and costs from COVID-19, and geopolitical tensions) may also have other implications for broader economic and monetary policy, including interest rate policy. It is possible that pressure from the markets and regulators may now make banks less likely to risk new lending, which could restrict credit to underlying companies for new purchases or investments in new businesses. If credit is seen to tighten because of fears over banks, central banks may choose to slow down their recent interest rate increases aimed at fighting inflation, or to stop the increases at a lower level than they otherwise would have, causing the outcomes described in the section below.

Public Health Risks

A pandemic, epidemic or other public health crisis, or the threat thereof, may occur from time to time, which could adversely impact C-SPEF or its investments. Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, Ebola, SARS and COVID-19. The COVID-19 pandemic resulted and may in the future result in numerous deaths and the imposition of both local and more widespread quarantine and other measures and restrictions, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale. The COVID-19 pandemic had a material adverse impact on local economies in affected jurisdictions and also on the global economy, as cross-border commercial activity and market sentiment were adversely affected by the pandemic and by government and other measures seeking to contain its spread. It is possible that the COVID-19 pandemic will cause additional severe disruptions in the future.

In addition to these general effects, the operations of C-SPEF and the Adviser could be adversely impacted by pandemics, epidemics or other public health crises, including through the reinstatement of any quarantine measures, business closures and suspensions, travel restrictions and health issues impacting personnel of the Adviser and service providers to C-SPEF. Disruptions to commercial activity relating to the imposition of quarantines, social distancing measures or travel restrictions (or more generally, a failure of containment efforts), as well as the impact of any public health emergency on overall supply and demand, supply chains, economic markets, goods and services, investor liquidity, consumer confidence and spending levels, and levels of economic activity, could adversely impact C-SPEF or its investments. Any such events or effects, which are highly uncertain and unpredictable, could materially and adversely affect C-SPEF’s ability to implement its investment strategy or achieve its investment objectives, and could result in significant losses to C-SPEF.

Market Disruption and Geopolitical Risk

The occurrence of events similar to those in recent years, such as localized wars (e.g., the Russia/Ukraine conflict), instability, new and ongoing epidemics and pandemics of infectious diseases and other global health events, natural/environmental disasters, terrorist attacks in the U.S. and around the world, social and political discord, debt crises, the events in the banking sector described above, sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries (e.g., United States and China trade relations), new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”), continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns and other factors, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide.

On February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date of this Memorandum, the countries remain in active armed conflict. The United States, the United Kingdom, several other nations, and the European Union have imposed a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russia-backed separatist regions in Ukraine, Belarus, and certain banks, companies, government officials, and other individuals in Russia and Belarus. This, in turn, led to a wide range of retaliatory measures by Russia and associated actors, some of which have had significant adverse effects on important international energy and other commodity markets. Ongoing global conflict involving or affecting multiple countries globally (including jurisdictions in which the Adviser’s and/or Coller Capital’s operations are based) have had, and are likely to continue to have, a negative impact on the economy and business activity globally (including in countries in which C-SPEF invests), and therefore could adversely affect the performance of C-SPEF’s investments. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to C-SPEF, the performance of its investments and operations, and the ability of C-SPEF to achieve its investment objectives. Similar risks will exist to the extent that any portfolio investments, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Investments by C-SPEF, as well as by the Portfolio Funds in which C-SPEF invests, are materially affected by conditions in the global financial markets and economic and political conditions throughout the world, such as interest rates, the availability and cost of credit, inflation rates, economic uncertainty, changes in laws, trade policies, commodity prices, tariffs, currency exchange rates and controls and national and international political circumstances (including wars and other forms of conflict, terrorist acts, and security operations) and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and pandemics could materially affect C-SPEF’s investments to the extent it materially affects global economies or global financial markets. The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of C-SPEF’s portfolio. These factors are outside of C-SPEF’s control and may affect the level and volatility of securities prices and the liquidity and value of C-SPEF’s portfolio investments, and C-SPEF may not be able to successfully manage its exposure to these conditions, which may result in substantial losses to Shareholders.

In addition, the level of investment opportunities may decline from the Adviser’s current expectations, making fewer investment opportunities available to C-SPEF (although, during a time of challenging market conditions, it is possible there could be opportunities to take larger positions in the transactions that do occur). Another possible consequence of a constrained market is that C-SPEF may take a longer than anticipated period to invest capital, as a result of which, at least for some period of time, C-SPEF may be more concentrated in a limited number of investments than expected. Consequently, during this period, the returns realized by C-SPEF (and thus the Shareholders) may be substantially adversely affected by the unfavorable performance of a small number of these investments.

Furthermore, market conditions may unfavorably impact C-SPEF’s ability to secure leverage on terms as favorable as more established borrowers in the market, or to obtain any leverage on commercially feasible terms. To the extent that C-SPEF is able to secure financing for investments, increases in interest rates or in the risk spread demanded by financing sources would make the partial financing of investments with indebtedness more expensive and could limit C-SPEF’s ability to structure and consummate its investments. Although the Adviser believes that the continued unfolding of the credit cycle will result in attractive investment opportunities, it may not be able to manage the timing of C-SPEF’s investments in the most advantageous manner, which could result in depreciation in values. C-SPEF’s investment strategy and the availability of opportunities relies in part on the continuation of certain trends and conditions observed in the financial markets and in some cases the improvement of such conditions.

United Kingdom Exit from the European Union

The United Kingdom (“UK”) ceased to be a member of the EU” on January 31, 2020, an event commonly referred to as “Brexit”. The UK left the EU Customs Union and Single Market on December 31, 2020 following the end of the transitional period agreed between the UK and EU. On January 1, 2021, a free trade agreement agreed between the UK and EU (the “FTA”) came into force. Despite the FTA being agreed there is still uncertainty concerning many aspects of the UK’s legal and economic relationship with the EU, including in relation to the provision of cross-border services, and this could cause a period of instability and market volatility, and may adversely impact business and cross-border trade between the EU and the UK. In particular, UK regulated firms in the financial sector may be adversely affected following the transition period because the FTA does not provide for continued access by UK firms to the EU single market. In time, the UK may obtain a recognition of equivalence from the EU in certain financial sectors which would enable varying degrees of access to the EU market, however this is not certain. The many and varied potential effects on UK businesses of the consequences of leaving the single market and customs union are currently unclear and may remain so for a considerable period. Furthermore, given the size and global significance of the UK’s economy, there is likely to be a great deal of uncertainty about the effect of the FTA on the day-to-day operations of those businesses that either engage in the trade of goods or provision of services within the EU. This may contribute to currency fluctuations or have other adverse effects on international markets, international trade and other cross-border cooperation arrangements. It is not possible to ascertain the precise impact that Brexit and the new trading relationship under the FTA may have but any such impact could may have an adverse effect on the UK, the EU and wider global economy and also on the ability of C-SPEF and its investments to execute their respective strategies and to achieve attractive returns.

Global Developments and their Impact on Asian Economies

Many countries in Asia are heavily dependent upon international trade, and the United States and Europe remain important export markets for many economies in the region. Consequently, countries in the region may be adversely impacted by economic and political developments in other parts of the world, particularly in the case of significant contractions and weakening in demand in primary export markets or enactment of trade barriers by key trading partners. The global financial crisis in 2009 caused significant dislocations, illiquidity and volatility in the wider global credit and financial markets, including markets in Asia. While the volatility of global financial markets has largely subsided, there are rising political tensions within the region and globally, leaders in the United States and several European nations have risen to power on protectionist economic policies, and there are growing doubts about the future of global free trade. There can be no certainty that economies in the region may not be impacted by future shocks to the global economy. Further, the U.S. presidential administration and certain members of the U.S. congress have previously expressed and continue to actively express support for renegotiating international trade agreements and imposing a “border tax adjustment.” In addition, both the United States and China are currently engaged in sometimes hostile negotiations regarding their intentional trade arrangements, and the each side has engaged or threaten to engage in an escalation of domestic protective measures such as tariff. Commonly referred to as a “trade war”, the ongoing negotiations between the United States and China has led to significant uncertainty and volatility in the financial markets. As of the date of this Prospectus, the future of the relationship between the United States and China is uncertain, and the failure of those countries to resolve their current disputes could have materially adverse effects on the global economy. This, and/or future downturns in the global economy, significant introductions of barriers to trade or even bilateral trade frictions between the region’s major trading partners and the United States or countries representing key export markets in Europe could adversely affect the financial performance of an underlying fund’s investment and such underlying fund could lose both invested capital in and anticipated profits from the affected investments.

Cyber Security Risk

As the use of technology has become more prevalent in the course of business, C-SPEF has become more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to C-SPEF and its investors; and compromises or failures to systems, networks, devices and applications relating to the operations of C-SPEF and its service providers. Cyber security risks may result in financial losses to C-SPEF and its investors; the inability of C-SPEF to transact business with its investors; delays or mistakes in the calculation of the financial data or other materials provided to investors; the inability to process transactions with investors or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. C-SPEF’s service providers (including, but not limited to, its investment adviser, administrator, transfer agent, and custodian or their agents), financial intermediaries, entities in which C-SPEF invests and parties with which C-SPEF engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to C-SPEF or its investors. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since C-SPEF does not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Tax Considerations for C-SPEF

C-SPEF intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, C-SPEF must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If C-SPEF fails to qualify as a RIC it will become subject to corporate-level income tax, and the resulting corporate taxes could substantially reduce C-SPEF’s net assets, the amount of income available for distributions to Shareholders, the amount of distributions and the amount of funds available for new investments. Such a failure would have a material adverse effect on C-SPEF and the Shareholders. See “Material U.S. Federal Income Tax Considerations.”

Each of the aforementioned ongoing requirements for qualification of C-SPEF as a RIC requires that the Adviser obtain information from or about the underlying investments in which C-SPEF is invested. Portfolio Funds and Portfolio Fund Managers may not provide information sufficient to ensure that C-SPEF qualifies as a RIC under the Code. If C-SPEF does not receive sufficient information from Portfolio Funds or Portfolio Fund Managers, C-SPEF risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income.

If, before the end of any quarter of its taxable year, C-SPEF believes that it may fail the Diversification Tests (as defined below in “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company”), C-SPEF may seek to take certain actions to avert such a failure. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult to pursue because of the limited liquidity of C-SPEF’s investments. While relevant tax provisions afford a RIC a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on C-SPEF’s ability to effect a sale of an investment may limit C-SPEF’s use of this cure period. In certain cases, C-SPEF may be afforded a longer cure period under applicable savings provisions, but C-SPEF may be subject to a penalty tax in connection with its use of those savings provisions. If C-SPEF fails to satisfy the Diversification Tests or other RIC requirements, C-SPEF may fail to qualify as a RIC under the Code. If C-SPEF fails to qualify as a RIC, it would become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes) and distributions to the Shareholders generally would be treated as corporate dividends. See “Material U.S. Federal Income Tax Considerations — Failure to Qualify as a Regulated Investment Company.” In addition, C-SPEF is required each December to make certain “excise tax” calculations based on income and gain information that must be obtained from the Portfolio Funds or Portfolio Fund Managers. If C-SPEF does not receive sufficient information from the Portfolio Funds or Portfolio Fund Managers, it risks failing to satisfy the Subchapter M qualification tests and/or incurring an excise tax on undistributed income (in addition to the corporate income tax).

C-SPEF may, however, attempt to avoid such outcomes by paying a distribution that is or is considered to be in excess of its current and accumulated earnings and profits for the relevant period (i.e., a return of capital).

In order to comply with the RIC rules or for other reasons, C-SPEF may structure its investments in a way that could increase the taxes imposed thereon or in respect thereof. For example, C-SPEF may elect to hold such investments through a U.S. or non-U.S. corporation (or other entity treated as such for U.S. tax purposes), and C-SPEF would indirectly bear any U.S. or non-U.S. taxes imposed on such corporation. C-SPEF may also be unable to make investments that it would otherwise determine to make as a result of the desire to qualify for the RIC rules.

In addition, C-SPEF may directly or indirectly invest in Portfolio Funds located outside the United States. Such Portfolio Funds may be subject to withholding taxes and other taxes in such jurisdictions with respect to their investments. In general, a U.S. person will not be able to claim a foreign tax credit or deduction for foreign taxes paid by C-SPEF. Further, adverse United States tax consequences can be associated with certain foreign investments, including potential United States withholding taxes on foreign investment entities with respect to their United States investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “controlled foreign corporations” or “passive foreign investment companies.”

C-SPEF may retain some income and capital gains in the future, including for purposes of providing C-SPEF with additional liquidity, which amounts would be subject to the 4% U.S. federal excise tax to the extent they exceed the Excise Tax Distribution Requirement (as defined below), in addition to the corporate income tax. In that event, C-SPEF will be liable for the tax on the amount by which C-SPEF does not meet the foregoing distribution requirement. See “Material U.S. Federal Income Tax Considerations—Qualification and Taxation as a Regulated Investment Company.”

Withholding Risk Applicable to Secondaries Funds

Unless an applicable non-foreign affidavit is furnished or other exception applies, if any portion of gain, if any, on a disposition of an interest in a partnership would be treated as effectively connected with the conduct of a U.S. trade or business, the transferee of such interest is required to withhold 10% of the amount realized on such disposition from a foreign transferor (and the Portfolio Fund would be required to withhold from future distributions to the transferee if the transferee fails to properly withhold). As a secondaries investment fund, C-SPEF may have a withholding obligation with respect to interests C-SPEF purchases in Portfolio Funds from foreign sellers. This withholding requirement may reduce the number of foreign sellers willing to sell interests in prospective Portfolio Funds and therefore reduce the number of investment opportunities available to C-SPEF. Additionally, if C-SPEF does not properly withhold from such foreign sellers, the Portfolio Fund would be required to withhold on future distributions to C-SPEF, which would negatively impact C-SPEF’s returns.

Risks Related to Hedging and Derivative Transactions

C-SPEF may invest in certain securities, such as swaps, derivatives, hedges or foreign currency forward contracts, among others, which may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deduction, (ii) convert tax-advantaged, long-term capital gains and qualified dividend income into higher taxed short-term capital gain or ordinary income, (iii) increase ordinary income distributions, (iv) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (v) cause C-SPEF to recognize income or gain without a corresponding receipt of cash, (vi) adversely affect the timing as to when a purchase or sale of stock or securities is deemed to occur, (vii) adversely alter the characterization of certain complex financial transactions, and (viii) for which the federal income tax treatment may not be clear or may be subject to re-characterization by the IRS.

Tax Laws Subject to Change

It is possible that the current U.S. federal, state, local, or foreign income tax treatment accorded an investment in C-SPEF will be modified by legislative, administrative, or judicial action in the future, possibly with retroactive effect. The nature of additional changes in U.S. federal or non-U.S. income tax law, if any, cannot be determined prior to enactment of any new tax legislation. However, such legislation could significantly alter the tax consequences and decrease the after tax rate of return of an investment in C-SPEF. Potential investors therefore should seek, and must rely on, the advice of their own tax advisers with respect to the possible impact on their investments of recent legislation, as well as any future proposed tax legislation or administrative or judicial action.

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Delaware law permits a Delaware statutory trust to include in its declaration of trust a provision to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever. C-SPEF’s Declaration of Trust provides that the Trustees will not be liable to C-SPEF or shareholders for monetary damages for breach of fiduciary duty as a trustee to the extent permitted by Delaware law. C-SPEF’s Declaration of Trust provides for the indemnification of any person to the full extent permitted, and in the manner provided, by Delaware law. In accordance with the 1940 Act, C-SPEF will not indemnify certain persons for any liability to which such persons would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Pursuant to the Declaration of Trust and subject to certain exceptions described therein, C-SPEF will indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (i) any individual who is a present or former Trustee or officer of C-SPEF and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (ii) any individual who, while a Trustee or officer of C-SPEF and at the request of C-SPEF, serves or has served as a trustee, officer, partner or trustee of any corporation, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity (each such person, an “Indemnitee”), in each case to the extent permitted by Delaware law. Notwithstanding the foregoing, C-SPEF will not provide indemnification for any loss, liability or expense arising from or out of an alleged violation of federal or state securities laws by an Indemnitee unless (i) there has been a successful adjudication on the merits of each count involving alleged securities law violations, (ii) such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction, or (iii) a court of competent jurisdiction approves a settlement of the claims against the Indemnitee and finds that indemnification of the settlement and the related costs should be made and the court considering the request for indemnification has been advised of the position of the SEC and of the published position of any state securities regulatory authority in which securities were offered or sold as to indemnification for violations of securities laws.

C-SPEF will not indemnify an Indemnitee against any liability or loss suffered by such Indemnitee unless (i) C-SPEF determines in good faith that the course of conduct that caused the loss or liability was in the best interest of C-SPEF, (ii) the Indemnitee was acting on behalf of or performing services for C-SPEF, (iii) such liability or loss was not the result of (A) negligence or misconduct, in the case that the party seeking indemnification is a Trustee (other than an independent Trustee), officer, employee, controlling person or agent of C-SPEF, or (B) gross negligence or willful misconduct, in the case that the party seeking indemnification is an independent Trustee, and (iv) such indemnification or agreement to hold harmless is recoverable only out of assets of C-SPEF and not from the shareholders.

In addition, the Declaration of Trust permits C-SPEF to advance reasonable expenses to an Indemnitee, and we will do so in advance of final disposition of a proceeding (i) if the proceeding relates to acts or omissions with respect to the performance of duties or services on behalf of C-SPEF, (ii) the legal proceeding was initiated by a third party who is not a shareholder or, if by a shareholder of C-SPEF acting in his or her capacity as such, a court of competent jurisdiction approves such advancement and (iii) upon C-SPEF’s receipt of (A) a written affirmation by the trustee or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by C-SPEF and (B) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by C-SPEF, together with the applicable legal rate of interest thereon, if it is ultimately determined that the standard of conduct was not met

Regulatory Scrutiny and Reporting

C-SPEF and the Adviser may be subject to increased scrutiny by government regulators, investigators, auditors and law enforcement officials regarding the identities and sources of funds of investors. In that connection, in the future C-SPEF may become subject to additional obligations that may affect its investment program, the manner in which it operates and, reporting requirements regarding its investments and investors. Each Shareholder will be required to provide to C-SPEF such information as may be required to enable C-SPEF to comply with all applicable legal or regulatory requirements, and each Shareholder will be required to acknowledge and agree that C-SPEF may disclose such information to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file such reports with such authorities as may be required by applicable law or regulation.

Reasonable Best-Efforts Nature of this Offering

This offering is being made on a reasonable best efforts basis, whereby the Distributor is only required to use its reasonable best efforts to sell the Shares and neither it nor any selling agent has a firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum number of Shares is subscribed for, the opportunity for the allocation of C-SPEF’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of C-SPEF’s expenses over a smaller capital base. As a result, C-SPEF may be unable to achieve its investment objective and a Shareholder could lose some or all of the value of his, her or its investment in the Shares.

Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.65%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.74%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.92%	[6]
Total Annual Expenses [Percent]	3.51%
Waivers and Reimbursements of Fees [Percent]	(2.07%)	[3],[7]
Net Expense over Assets [Percent]	1.44%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares] | shares	65,397,697
Class I Shares [Member] | Assuming a 5% annual return on investment of $1,000, expenses paid [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 15
Expense Example, Years 1 to 3	88
Expense Example, Years 1 to 5	164
Expense Example, Years 1 to 10	365
Class I Shares [Member] | Assuming a 5% annual return on investment of $1,000,000, expenses paid [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	14,656
Expense Example, Years 1 to 3	88,443
Expense Example, Years 1 to 5	164,444
Expense Example, Years 1 to 10	$ 364,581
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.65%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.85%
Acquired Fund Fees and Expenses [Percent]	0.74%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.92%	[6]
Total Annual Expenses [Percent]	4.36%
Waivers and Reimbursements of Fees [Percent]	(2.07%)	[3],[7]
Net Expense over Assets [Percent]	2.29%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Not Held [Shares] | shares	0
Class D Shares [Member] | Assuming a 5% annual return on investment of $1,000, expenses paid [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	113
Expense Example, Years 1 to 5	205
Expense Example, Years 1 to 10	438
Class D Shares [Member] | Assuming a 5% annual return on investment of $50,000, expenses paid [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	1,161
Expense Example, Years 1 to 3	5,667
Expense Example, Years 1 to 5	10,232
Expense Example, Years 1 to 10	$ 21,902
Class I-2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.65%	[3]
Interest Expenses on Borrowings [Percent]	0.20%	[4]
Distribution/Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	0.74%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.92%	[6]
Total Annual Expenses [Percent]	3.76%
Waivers and Reimbursements of Fees [Percent]	(2.07%)	[3],[7]
Net Expense over Assets [Percent]	1.69%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I-2 Shares
Outstanding Security, Not Held [Shares] | shares	0
Class I-2 Shares [Member] | Assuming a 5% annual return on investment of $1,000, expenses paid [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 17
Expense Example, Years 1 to 3	96
Expense Example, Years 1 to 5	176
Expense Example, Years 1 to 10	387
Class I-2 Shares [Member] | Assuming a 5% annual return on investment of $50,000, expenses paid [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	859
Expense Example, Years 1 to 3	4,792
Expense Example, Years 1 to 5	8,823
Expense Example, Years 1 to 10	$ 19,346

[1]	No upfront sales load will be paid with respect to Class I Shares, Class D Shares or Class I-2 Shares, however, if you buy Class D Shares or Class I-2 Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided selling agents limit such charges to a 3.50% cap on NAV for Class D Shares and a 3.50% cap on NAV for Class I-2 Shares. Financial intermediaries will not charge such fees on Class I Shares. Please consult your financial intermediary for additional information.
[2]	A 2.00% Early Repurchase Fee payable to C-SPEF may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in – first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of C-SPEF and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by C-SPEF for the benefit of the remaining Shareholders.
[3]	In consideration of the advisory services provided by the Adviser, C-SPEF pays the Adviser a monthly Advisory Fee at an annual rate of 1.65% based on the greater of (i) C-SPEF’s net asset value and (ii) C-SPEF’s net asset value less cash and cash equivalents plus the total of all commitments made by C-SPEF that have not yet been drawn for investment. The Advisory Fee will be computed as of the last day of each month, and will be due and payable quarterly in arrears within five business days after the completion of the net asset value computation for each quarter. In no event will the Advisory Fee exceed 2.00% as a percentage of C-SPEF’s net asset value. For the purposes of calculating the Advisory Fee, a “commitment” is defined as a contractual obligation to acquire an interest in, or provide the total commitment amount over time to, a Portfolio Fund, when called by the Portfolio Fund. Investors are advised that the actual amount of unfunded commitments will be disclosed in C-SPEF’s published financial statements. Pursuant tp the Advisory Fee Waiver, the Adviser has contractually agreed to reduce its Advisory Fee to an annual rate of 0.00% until the first anniversary of C-SPEF’s Commencement of Operations. The reduction of the Advisory Fee under the Advisory Fee Waiver Agreement is not subject to recoupment by the Adviser under the Expense Limitation Agreement.
[4]	In June 2024, C-SEPF entered into a revolving credit facility (the “Credit Agreement”) with Royal Bank of Canada, which permits borrowings of up to $60,000,000. The interest rate on borrowings under the Credit Agreement is the applicable benchmark rate plus 1.85%. Interest Payments on Borrowed Funds represent estimated interest payments C-SPEF expects to incur in connection with the Credit Agreement for the fiscal year ending March 31, 2025.
[5]	The Acquired Fund Fees and Expenses include the fees and expenses of the Portfolio Funds in which C-SPEF intends to invest. Some or all of the Portfolio Funds in which C-SPEF intends to invest generally charge asset-based management fees. The managers of the Portfolio Funds may also receive performance-based compensation if the Portfolio Funds achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds. The Portfolio Funds in which C-SPEF intends to invest generally charge a management fee of 1.50% to 2.50%, and generally charge between 20% and 30% of net profits as a carried interest allocation, subject to a clawback. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. As such, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. The Acquired Fund Fees and Expenses are based on estimated amounts for the fiscal year ending March 31, 2025.
[6]	The Other Expenses include, among other things, professional fees and other expenses that C-SPEF will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the fiscal year ending March 31, 2025.
[7]	Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of C-SPEF, if required to ensure that certain annual operating expenses (excluding the Advisory Fee and any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of the Shares. With respect to each class of Shares, C-SPEF agrees to repay the Adviser any fees waived under the Expense Limitation Agreement or any Other Expenses the Adviser reimburses in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause C-SPEF’s Other Expenses for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time C-SPEF repays the Adviser, whichever is lower. Any such repayments must be made within three years after the month in which the Adviser incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date C-SPEF commences operations, and the Adviser may extend the term for a period of one year on an annual basis. The Adviser may not terminate the Expense Limitation Agreement during its initial one-year term.